UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2901
                                   ------------


                     AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------
Date of reporting period:   11/30
                         --------------

AXP(R)
  High Yield
        Tax-Exempt
             Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   Nov. 30, 2004

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
Funds                                                                 (R)

Table of Contents

Fund Snapshot                                                3

Performance Summary                                          4

Questions & Answers
   with Portfolio Management                                 5

The Fund's Long-term Performance                            10

Investments in Securities                                   12

Financial Statements (Portfolio)                            47

Notes to Financial Statements (Portfolio)                   50

Report of Independent Registered
   Public Accounting Firm (Portfolio)                       54

Financial Statements (Fund)                                 55

Notes to Financial Statements (Fund)                        58

Report of Independent Registered
   Public Accounting Firm (Fund)                            67

Federal Income Tax Information                              68

Fund Expenses Example                                       71

Board Members and Officers                                  73

Proxy Voting                                                75

[logo] Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Fund Snapshot AT NOV. 30, 2004

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
David Kerwin*                     8/04                       19

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE

For investors seeking a high yield generally exempt from federal income taxes.

Inception dates by class
A: 5/7/79       B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols by class
A: INHYX        B: IHYBX        C: AHECX        Y: --

Total net assets                                         $4.192 billion

Number of holdings                                                  641

Effective maturity(1)                                        12.9 years

Effective duration(2)                                         6.7 years

Weighted average bond rating(3)                                      AA

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

         DURATION
SHORT      INT.     LONG
                      X     HIGH
                      X     MEDIUM   QUALITY
                      X     LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                         63.8%
AA bonds                                                          14.8%
A bonds                                                           10.1%
BBB bonds                                                          5.0%

Non-investment grade bonds                                         6.3%

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 9.4% of the portfolio rating above was determined through internal analysis.

TOP TEN STATES

Percentage of portfolio assets

California                                                        19.6%
New York                                                          11.5
Texas                                                              6.3
Illinois                                                           4.9
Florida                                                            4.7
Washington                                                         4.3
Minnesota                                                          4.1
North Carolina                                                     3.6
Ohio                                                               3.2
Michigan                                                           3.0

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Performance Summary

[bar chart]
                             PERFORMANCE COMPARISON
                        For the year ended Nov. 30, 2004

            [bar 1]          [bar 2]           [bar 3]           [bar 4]
            +3.15%            +4.39%            +3.64%         +4.07%

[bar 1] AXP High Yield Tax-Exempt Fund Class A (exchanging sales charge) [bar 2] Lehman Brothers 3-Plus Year Municipal Bond Index (unmanaged) [bar 3] Lipper General Municipal Debt Funds Index
[bar 4] Lehman Brothers Municipal Bond Index (unmanaged)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

AVERAGE ANNUAL TOTAL RETURNS
                              Class A                  Class B                   Class C                     Class Y
(Inception dates)            (5/7/79)                 (3/20/95)                 (6/26/00)                   (3/20/95)
                        NAV(1)      POP(2)       NAV(1)  After CDSC(3)     NAV(1)    After CDSC(4)   NAV(5)        POP(5)
at Nov. 30, 2004
1 year                  +3.15%      -1.74%       +2.14%     -1.81%         +2.37%       +2.37%       +3.28%        +3.28%
3 years                 +4.74%      +3.06%       +3.88%     +2.94%         +3.95%       +3.95%       +4.79%        +4.79%
5 years                 +5.57%      +4.55%       +4.73%     +4.56%           N/A          N/A        +5.64%        +5.64%
10 years                +6.22%      +5.71%         N/A        N/A            N/A          N/A          N/A           N/A
Since inception         +7.10%      +6.90%       +4.74%     +4.74%         +4.99%       +4.99%       +5.67%        +5.67%

at Dec. 31, 2004
1 year                  +3.58%      -1.33%       +2.57%     -1.40%         +2.80%       +2.80%       +3.71%        +3.71%
3 years                 +5.49%      +3.79%       +4.62%     +3.70%         +4.61%       +4.61%       +5.46%        +5.46%
5 years                 +5.97%      +4.94%       +5.12%     +4.96%           N/A          N/A        +6.04%        +6.04%
10 years                +6.11%      +5.60%         N/A        N/A            N/A          N/A          N/A           N/A
Since inception         +7.13%      +6.93%       +4.82%     +4.82%         +5.16%       +5.16%       +5.76%        +5.76%

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

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4   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, portfolio manager David Kerwin discusses the Fund's positioning and results for fiscal year 2004.

Q:  How did AXP High Yield Tax-Exempt Fund perform for the fiscal year?

A: AXP High Yield Tax-Exempt Fund's Class A shares (excluding sales charge) gained 3.15% for the 12 months ended Nov. 30, 2004. The Fund lagged the unmanaged Lehman Brothers Municipal Bond Index, which rose 4.07% for the period. The Lipper General Municipal Debt Funds Index, representing the Fund's peer group, advanced 3.64% for the same time frame.

    Going forward, we will measure the Fund's performance relative to the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), an unmanaged market value weighted index of investment grade, fixed-rate municipal bonds with maturities of three years or more. This benchmark revision has been approved by the Fund's Board at the recommendation of American Express Financial Corporation, which believes the Lehman 3-Plus Index's duration more precisely reflects the investment strategy of the Fund. For the 12-month period ended Nov. 30, 2004, the Lehman 3-Plus Index rose 4.39%.

Q:  What factors most significantly affected performance?

A: Overall, the tax-exempt bond market had a relatively strong year, despite four interest rate hikes by the Federal Reserve Board (the Fed) during the period. Tax-exempt interest rates also increased and the municipal yield curve flattened, with generic 2-, 10-, and 30-year AAA-rated general obligation yields rising during the year ending Nov. 30, 2004. This led to a narrowing of the differences in interest rates between short- and intermediate-term securities in the tax-exempt bond market during the 12 months.

AXP High Yield Tax-Exempt Fund

SEC YIELDS
                        Class A   Class B   Class C    Class Y
At Nov. 30, 2004         2.55%     1.93%     1.92%      2.89%
At Dec. 31, 2004         2.90%     2.30%     2.29%      3.14%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 4 for additional performance information.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets at Nov. 30, 2004

[pie chart]

Insured 46.2%
Non-insured 53.8%

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5   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Questions & Answers

(begin callout quote)> Overall, the tax-exempt bond market had a relatively strong year, despite four interest rate hikes by the Fed during the period. (end callout quote)

    This past fiscal year we reacted to the flattening municipal yield curve by underweighting short high-quality bonds that were most impacted by rising rates. At the same time, we also changed the mix of our exposure on the front-end of the yield curve by selectively adding mandatory put bonds and zero coupon bonds -- both of which offer significant additional income.

    Mandatory put bonds contain a provision that a holder of the security must sell the security back to the issuer, usually at face value (par), at some date prior to the final stated maturity. These bonds effectively "mature" on the mandatory put date, but often offer 20 basis points (0.20%) or more in additional yield over a comparable credit standard serial maturity bond. Zero coupon municipal bonds are securities that make no periodic interest payments but are sold at a deep discount from their face value and mature at par. The accretion of the bonds' price from a discount to par is usually considered as tax-exempt income for the Fund.

    The fundamentals of the tax-exempt bond market remained healthy during the past year. Supply of municipal bonds was down from the same period last year, decelerating during the second half of the period. Demand for municipal bonds also slowed, particularly from retail investors, but remained well-balanced with supply. The municipal credit quality picture improved along with the recovering U.S. economy, as many states continued to cut expenses, raise taxes and/or increase revenue-producing user fees. Perhaps most notably, the state of California, the nation's largest municipal bond issuer, was upgraded by Moody's Investors Services in May 2004, by Standard & Poor's in August and by Fitch in September. New York City, the second largest issuer in the U.S., was also an improving credit story during the fiscal year.

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6   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Questions & Answers

(begin callout quote)> We anticipate an improved credit picture overall, as state revenues have generally been increasing and their budgets appear to be on the mend. (end callout quote)

    The relative performance of the Fund was helped by its strong position in uninsured California general obligation tax-exempt bonds. Having increased the Fund's position in these bonds before the ratings upgrades and resultant spread tightening took effect, the Fund benefited from their subsequent strong performance. The Fund's position in New York City general obligation bonds, which experienced spread tightening as well, also helped. The portfolio's position in bonds rated BBB boosted the Fund's annual returns as well, as overall these bonds outperformed higher-quality bonds during the 12-month period.

    While our strategy provided positive returns this past year, the Fund's holdings of certain non-investment grade or non-rated bonds detracted from its relative performance for the period, and contributed to weak results versus the Fund's peers.

    For example, the Fund owned bonds in Oxford, Alabama for a residential development known as Cider Ridge that did not do as well as expected. The bonds are currently in default, and we are pursuing potential remedies. In addition, a commercial development known as Tri-Pointe Metropolitan District outside Greeley, Colo. also did not advance as anticipated, and its bonds declined in value during the fiscal period.

    Select multifamily housing was another area where the Fund did not fare well. We lost money on five multifamily housing bonds based in the South, all with a common real estate developer. These declined during the fiscal year and we sold all five. While liquidating several of these poorly performing positions led to some underperformance, it also gave us the opportunity to upgrade the overall quality of the Fund's portfolio and dramatically reduce the risk of adverse credit events going forward.

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7   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Questions & Answers

Q:  What changes did you make to the Fund and how is it currently positioned?

A: During the first half of the fiscal year, we made several strategic moves within the Fund, most of which were ongoing processes begun early in 2003. Having generally achieved our target for the Fund's neutral duration positioning relative to the Lehman Brothers Municipal Bond Index and its diversification by maturity, coupon, call optionality, type of obligation, sector and geography to help manage risk, we focused during the second half of the fiscal year on seeking relative value opportunities. We strongly believe that a disciplined adherence to portfolio diversification should help reduce the volatility and risks associated with interest rate movements. We also aggressively sought opportunities to selectively sell non-rated and below investment grade securities and replace these holdings with A to BBB-rated bonds that still offer higher yields than the highest quality bonds (i.e., AAA-rated), but with better liquidity and risk characteristics.

    We opportunistically sought to reduce the portfolio's exposure to bonds that are subject to the alternative minimum tax (AMT). In fact, we did not purchase any bonds subject to the AMT during the annual period. At Nov. 30, 2004, the Fund had approximately 7% of its bonds subject to the AMT. As more and more investors become subject to the tax, we believe this is going to become an increasingly important advantage for our shareholders. We will continue to own some bonds subject to the AMT, however, to give us the maximum flexibility to take advantage of compelling investment opportunities.

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8   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Questions & Answers

Q:  How do you intend to manage the Fund in the coming months?

A: We expect the U.S. economy to continue to improve and interest rates to move modestly higher over the coming months. While rising rates are negative for the bond market, municipal bonds have historically weathered such periods better than taxable bonds. It is important to note that we do not make significant Fund management decisions based on interest rate forecasts, but rather stick to our discipline of staying fully invested to maintain a high level of tax-exempt income and to diversify the portfolio. We apply this approach to diversification not only across credits and sectors, but across bond structural attributes such as maturity, coupon and call optionality, which serves to mute overall Fund price volatility over time.

    We expect supply within the municipal bond market to be lower in 2005. Demand should continue to absorb supply, but may be affected by the direction of both rates and the equity market. We anticipate an improved credit picture overall, as state revenues have generally been increasing and their budgets appear to be on the mend.

    We also intend to sustain the Fund's significant position in uninsured California state general obligations and to focus on boosting the Fund's exposure to stable to improving credits rated BBB that offer good liquidity at what we believe are attractive valuations.

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9   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP HighYield Tax-Exempt Fund Class A shares (from 12/1/94 to 11/30/04) as compared to the performance of three widely cited performance indices, the Lehman Brothers 3-Plus Year Municipal Bond Index, the Lipper General Municipal Debt Funds Index and the Lehman Brothers Municipal Bond Index. Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Lehman Brothers Municipal Bond Index to the Lehman Brothers 3-Plus Year Municipal Bond Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Lehman Brothers 3-Plus Year Municipal Bond Index will be included. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                               Class A
                                      Short-term       Long-term
Fiscal year ended       Income       capital gains   capital gains     Total
Nov. 30, 2004            $0.18           $--             $--          $0.18
Nov. 30, 2003             0.19            --              --           0.19
Nov. 30, 2002             0.23            --              --           0.23
Nov. 30, 2001             0.26            --              --           0.26
Nov. 30, 2000             0.25            --              --           0.25

For calendar year 2004 distributions for all American Express funds, see americanexpress.com/funds.

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10   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

[line chart]

                           VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP HIGH YIELD TAX-EXEMPT FUND

AXP High Yield Tax-Exempt Fund
  Class A
  (includes sales charge)       $ 9,525  $11,300  $11,755  $12,679  $13,537  $13,285  $14,155   $15,159   $15,873   $16,887  $17,419

Lehman Brothers 3-Plus Year
  Municipal Bond Index(1)       $10,000  $11,966  $12,680  $13,614  $14,700  $14,466  $15,723   $17,139   $18,261   $19,554  $20,412

Lipper General Municipal Debt
  Funds Index(2)                $10,000  $11,879  $12,498  $13,398  $14,357  $13,929  $14,942   $16,134   $16,959   $18,117  $18,776

Lehman Brothers Municipal Bond
  Index(3)                      $10,000  $11,890  $12,589  $13,492  $14,539  $14,383  $15,560   $16,921   $17,991   $19,187  $19,968

                                  `94      `95      `96      `97      `98      `99      `00       `01       `02       `03      `04

COMPARATIVE RESULTS

Results as of Nov. 30, 2004                                                                                   Since
                                                            1 year     3 years     5 years   10 years     inception(4)
AXP High Yield Tax-Exempt Fund (includes sales charge)
Class A     Cumulative value of $10,000                     $9,826     $10,946     $12,492    $17,419     $55,065
            Average annual total return                     -1.74%      +3.06%      +4.55%     +5.71%      +6.90%
Lehman Brothers 3-Plus Year Municipal Bond Index(1)
            Cumulative value of $10,000                    $10,439     $11,910     $14,111    $20,412         N/A
            Average annual total return                     +4.39%      +6.00%      +7.13%     +7.40%         N/A
Lipper General Municipal Debt Funds Index(2)
            Cumulative value of $10,000                    $10,364     $11,639     $13,484    $18,776         N/A
            Average annual total return                     +3.64%      +5.19%      +6.16%     +6.50%         N/A
Lehman Brothers Municipal Bond Index(3)
            Cumulative value of $10,000                    $10,407     $11,803     $13,882    $19,968         N/A
            Average annual total return                     +4.07%      +5.68%      +6.78%     +7.16%         N/A

Results for other share classes can be found on page 4.

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper General Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(3) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(4) The Fund data is from May 7, 1979. The Fund began operating before the inception of the Lehman Brothers 3-Plus Year Municipal Bond Index, Lehman Brothers Municipal Bond Index and Lipper Index.

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11   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Investments in Securities

Tax-Free High Yield Portfolio

Nov. 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.6%)
Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Alabama (0.7%)
Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%           $11,195,000              $12,227,850
City of Huntsville
  Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14               5.50              3,425,000                3,875,901
City of Mobile
  Unlimited General Obligation Warrants
  Series 2001 (AMBAC)
   02-15-12               4.75              1,000,000                1,073,630
Oxford Municipal Improvement District #1
  Special Assessment Bonds
  Cidar Ridge Project
  Series 2001
   08-01-16               8.50             11,465,000(b,l)           6,305,750
University of Alabama
  Revenue Bonds
  Series 2003A Escrowed to Maturity (AMBAC)
   06-01-08               5.00              3,955,000                4,285,243
Total                                                               27,768,374

Alaska (0.2%)
Alaska Energy Authority
  Refunding Revenue Bonds
  Bradley Lake
  3rd Series 1999 (FSA)
   07-01-14               6.00              2,000,000                2,310,440
North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994B (FSA)
   06-30-05               7.15              7,000,000(d)             6,916,420
Total                                                                9,226,860

Arizona (1.4%)
Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
   07-01-14               5.25              4,100,000                4,522,177
Maricopa County Elementary School
  District #3 - Tempe Elementary
  Unlimited General Obligation
  Refunding Bonds
  Series 2001 (FSA)
   07-01-12               5.00              1,240,000                1,366,306
Maricopa County Industrial Development Authority
  Revenue Bonds
  Advantage Point Projects
  Series 1996B Escrowed to Maturity
   07-01-26               7.38              2,100,000                2,311,260
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000                2,534,450
   07-01-26               5.50              5,000,000                5,033,050
Maricopa County Industrial Development Authority
  Revenue Bonds
  Horizon Community Learning Center Project
  Series 2000
   06-01-23               7.95              9,750,000               10,316,865
Maricopa County Unified School
  District #97 - Deer Valley
  Unlimited General Obligation
  Refunding Bonds
  Series 2003 (FGIC)
   07-01-06               4.00              4,885,000                5,018,996
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-09               5.00              3,335,000                3,640,619

See accompanying notes to investments in securities.

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12   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Arizona (cont.)
Phoenix Civic Improvement Corporation
  Refunding Revenue Bonds
  Junior Lien
  Series 2001 (FGIC)
   07-01-12               5.00%            $1,800,000               $1,983,348
Phoenix Civic Improvement Corporation
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-09               5.00              1,585,000                1,730,249
   07-01-19               5.00              2,000,000                2,121,580
Salt River Project
  Agricultural Improvement & Power District
  Refunding Revenue Bonds
  Series 2002A
   01-01-19               5.25              5,000,000                5,406,700
Tucson
  Refunding Revenue Bonds
  Senior Lien
  Series 2003 (AMBAC)
   07-01-06               4.50              6,000,000                6,210,840
Tucson
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-12               5.50              1,345,000                1,526,481
   07-01-13               5.50              2,380,000                2,728,123
   07-01-14               5.50              1,500,000                1,710,390
Total                                                               58,161,434

Arkansas (0.2%)
Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage-backed Securities
  Series 2003B (GNMA/FNMA) A.M.T.
   01-01-29               5.00              1,870,000                1,869,925
Arkansas Development Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33              12.22              2,415,000(g)             2,472,308
University of Arkansas
  Revenue Bonds
  Fayetteville Campus
  Series 2002 (FGIC)
   12-01-09               5.00              2,695,000                2,948,519
   12-01-10               5.00              2,505,000                2,749,162
Total                                                               10,039,914

California (18.7%)
ABAG Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26               7.38              8,000,000                8,264,800
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              3,000,000                3,189,960
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              2,790,000                2,812,850
California Health Facilities Financing Authority
  Revenue Bonds
  Lucile Salter Packard Hospital
  Series 2003C (AMBAC)
   08-15-25               5.00              6,340,000                6,487,722
California Health Facilities Financing Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-202 Inverse Floater (MBIA)
   07-01-10              13.63              3,660,000(g)             4,469,263
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35             10,000,000               10,435,900
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien
  Series 2003A (FGIC)
   07-01-29               5.00             10,000,000               10,145,900
California State Department of Transportation
  Federal Highway Grant
  Anticipation Revenue Bonds
  Series 2004A (FGIC)
   02-01-12               5.00              9,000,000                9,902,070
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-10               5.25             14,500,000               16,095,000
   05-01-15               6.00              3,000,000                3,451,680

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

California (cont.)
California State Public Works Board
  Revenue Bonds
  Department of Corrections
  Series 1996A (AMBAC)
   01-01-17               5.50%           $15,285,000              $16,107,486
California Statewide Communities
  Development Authority
  Certificate of Participation
  Series 1993 Escrowed to Maturity (AMBAC)
   10-01-11               5.60             44,800,000               51,050,944
City of Long Beach
  Revenue Bonds
  Series 2000A (FGIC) A.M.T.
   05-15-23               5.25             15,195,000               15,844,282
City of Los Angeles
  Refunding Revenue Bonds
  Series 2003A (MBIA)
   06-01-27               5.00             10,000,000               10,201,100
City of San Jose
  Revenue Bonds
  Series 2001A (FGIC)
   03-01-31               5.00              5,690,000                5,732,049
Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28               7.00              5,000,000(b,l)           4,439,400
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38             12,500,000               13,021,000
   06-01-33               5.50              5,000,000                5,342,450
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10              7,185,000                7,749,166
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-31               5.00              4,000,000                4,031,280
Los Angeles County Sanitation Districts
  Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13               5.00              3,500,000                3,878,770
Los Angeles Department of Water & Power
  Revenue Bonds
  Series 2003A (FGIC)
   07-01-43               5.00             11,750,000               11,808,398
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Election of 1997
  Series 2002E (MBIA)
   01-01-27               5.13             15,500,000               16,035,215
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Refunding Bonds
  Series 2002 (MBIA)
   07-01-15               5.75              5,000,000                5,823,600
   07-01-16               5.75              5,000,000                5,829,650
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   07-01-18              13.32              3,330,000(g)             4,575,886
Modesto Irrigation District
  Capital Improvements Refunding Bonds
  Certificate of Participation
  Series 2003A (MBIA)
   07-01-18               5.00              1,610,000                1,711,446
Northern California Power Agency
  Pre-refunded Revenue Bonds
  Geothermal #3
  Series 1987A
   07-01-09               5.00             33,535,000               36,422,699
Port of Oakland
  Revenue Bonds
  Series 2000A Inverse Floater (FGIC) A.M.T.
   11-01-15              13.65              2,210,000(g)             2,857,088
Port of Oakland
  Revenue Bonds
  Series 2000B Inverse Floater (FGIC) A.M.T.
   11-01-16              13.65              2,000,000(g)             2,506,100
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Project
  Series 1995
   07-01-21               6.50              8,000,000                8,370,000
Sacramento County Sanitation District
  Refunding Revenue Bonds
  Series 2001 (AMBAC)
   12-01-27               5.00             20,000,000               20,321,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

California (cont.)
San Diego Unified School District
  Series 2000A Inverse Floater
   07-01-20              11.83%            $3,180,000(g)            $4,116,510
San Diego Unified School District
  Series 2000B Inverse Floater
   07-01-21              11.81              1,865,000(g)             2,413,086
San Diego Unified School District
  Series 2000C Inverse Floater
   07-01-22              11.83              1,370,000(g)             1,563,882
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2003E (FSA)
   07-01-18               5.25              6,250,000                6,994,125
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2004F (FSA)
   07-01-29               5.00              7,000,000                7,111,580
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation 1998 Election
  Series 2002D (FGIC)
   07-01-27               5.00              8,000,000                8,146,080
San Francisco City & County
  Airports Commission
  Revenue Bonds
  2nd Series 2000A (FGIC) A.M.T.
   05-01-22               5.25             14,150,000               14,834,860
San Francisco City & County
  Airports Commission
  Revenue Bonds
  Series 2000A Inverse Floater A.M.T.
   05-01-14              13.63              1,080,000(g)             1,437,307
San Francisco City & County
  Airports Commission
  Revenue Bonds
  Series 2000B Inverse Floater A.M.T.
   05-01-15              13.59              1,150,000(g)             1,514,976
San Francisco City & County
  Airports Commission
  Revenue Bonds
  Series 2000C Inverse Floater A.M.T.
   05-01-16              13.97              1,220,000(g)             1,618,025
San Francisco City & County
  Public Utilities Commission
  Revenue Bonds
  Series 2002A (MBIA)
   11-01-32               5.00             18,000,000               18,151,380
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25             11,575,000               12,450,996
San Jose Financing Authority
  Revenue Bonds
  Civic Center Project
  Series 2002B (AMBAC)
   06-01-37               5.00              5,000,000                5,009,250
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2002 (MBIA)
   08-01-32               5.00              8,195,000                8,277,688
Santa Clara Valley Transportation Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   04-01-36               5.50              3,000,000(h)             3,174,360
South Placer Wastewater Authority
  Pre-refunded Revenue Bonds
  Series 2000A (FGIC)
   11-01-23               5.25             11,060,000               12,516,934
State of California
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-30               5.25             10,000,000               10,299,900
State of California
  Unlimited General Obligation Bonds
  Residual Certificates
  Series 1999-195 Inverse Floater (MBIA)
   12-01-16              13.63              5,410,000(g)             7,584,225
State of California
  Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50              8,465,000                9,247,081
   12-01-23               5.25             20,725,000               21,811,612
   10-01-25               5.38              5,000,000                5,274,150
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25             20,750,000               22,188,805


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

California (cont.)
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31               5.13%            $7,500,000               $7,625,550
   06-01-31               5.13             20,000,000               20,347,800
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-17               5.25             16,735,000               18,137,895
   02-01-21               5.25              2,500,000                2,657,075
   02-01-28               5.25             17,000,000               17,523,600
   02-01-29               5.25              5,000,000                5,139,900
   02-01-32               5.00              8,835,000                8,834,382
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-26               5.25             15,000,000               15,645,900
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              5,830,000                6,459,465
   03-01-28               5.00             15,470,000               15,539,924
   04-01-29               5.30              2,990,000                3,094,321
   04-01-34               5.25             13,000,000               13,365,950
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00              2,500,000                2,529,150
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-08               5.00              9,200,000                9,879,880
   01-01-11               5.25             11,225,000               12,486,578
   07-01-14               5.25              8,000,000                8,964,720
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00             11,500,000(h)            12,420,575
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16               5.25              2,000,000                2,182,640
   11-01-22               5.00              5,000,000                5,166,850
   11-01-23               5.13              5,000,000                5,204,750
   11-01-24               5.13              8,000,000                8,286,160
Turlock Irrigation District
  Certificate of Participation
  Series 2003A (MBIA)
   01-01-33               5.00              4,450,000                4,488,092
University of California
  Refunding Revenue Bonds
  Multiple Purpose Projects
  Series 1997E (MBIA)
   09-01-22               5.13             10,000,000               10,439,800
University of California
  Revenue Bonds
  Series 2003A (AMBAC)
   05-15-19               5.13             15,000,000               16,132,800
   05-15-20               5.13              6,965,000                7,454,988
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00              9,365,000                9,473,634
   01-01-34               5.00             15,745,000               15,835,691
West Sacramento Financing Authority
  Special Tax Bonds
  Series 1999F
   09-01-29               6.10              4,900,000                5,025,146
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88                500,000                  520,540
Total                                                              785,514,922

Colorado (2.8%)
Adams County School District #12
  Unlimited General Obligation Bonds
  Adams 12 Five Star Schools
  Series 2002A (FSA)
   12-15-10               5.25              3,255,000                3,627,893
Aurora Centretech Metropolitan District
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1993B
   12-01-23              10.53              5,699,785(k)            10,122,305
City of Colorado Springs
  Refunding Revenue Bonds
  Sub Lien
  Series 2002A (AMBAC)
   11-15-19               5.38             14,985,000               16,483,050

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Colorado (cont.)
Colorado Educational & Cultural Facilities Authority
  Revenue Bonds
  Boulder Country Day School Project
  Series 1999
   09-01-24               6.75%            $4,070,000               $4,107,485
Colorado Housing & Finance Authority
  Revenue Bonds
  Single Family Mortgage
  Series 2003A-3 A.M.T.
   05-01-32               5.15              3,500,000                3,499,825
Denver City & County
  Revenue Bonds
  Colorado Convention Center Project
  Series 2001A (FSA)
   09-01-12               5.00              5,000,000                5,388,100
Denver Urban Renewal Authority
  Tax Allocation Bonds
  Downtown Denver
  Series 1989A A.M.T.
   09-01-15               8.00             12,740,000               13,576,636
   09-01-16               8.00              1,785,000                1,900,365
   09-01-17               8.00              1,930,000                2,053,732
Denver West Metropolitan District
  Unlimited General Obligation
  Refunding & Improvement Bonds
  Series 1995
   12-01-14               7.00              4,230,000                4,370,521
Denver West Metropolitan District
  Unlimited General Obligation Bonds
  Series 1996
   06-01-16               6.50              2,560,000                2,655,718
GVR Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 1991 Escrowed to Maturity
   12-01-06              10.95              1,385,000(m)             1,536,602
GVR Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 1995B Escrowed to Maturity
   12-01-06              11.00                580,000                  635,941
Loveland Special Improvement
  District #1 Special Assessment Bonds
  Series 2000
   07-01-29               7.50              6,140,000                6,210,119
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996
   12-01-10               7.80             12,300,000               13,091,505
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1998A
   12-01-10               7.30              2,400,000                2,532,024
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25             10,300,000               10,467,993
Superior Metropolitan District #1
  Pre-refunded Revenue & Improvement Bonds
  Series 1994
   12-01-13               8.50              5,355,000                5,462,100
Superior Metropolitan District #2
  Pre-refunded Limited General
  Obligation Bonds
  Series 1994B
   12-01-13               8.25              2,185,000                2,228,700
Tri-Pointe Commercial Metropolitan District
  Limited General Obligation Bonds
  Series 2000
   12-01-19               7.75              8,730,000(l)             4,243,740
University of Colorado
  Revenue Bonds
  Series 2002A (FGIC)
   06-01-12               5.00              3,300,000                3,635,247
Total                                                              117,829,601

Connecticut (2.2%)
South Central Regional Water Authority
  Water System Revenue Bonds
  18th Series 2003A (MBIA)
   08-01-09               5.25              1,160,000                1,278,007
State of Connecticut
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2001D
   11-15-15               5.13              2,500,000                2,758,400
State of Connecticut
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2002B
   06-15-16               5.50              7,900,000                8,910,331

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Connecticut (cont.)
State of Connecticut
  Special Tax Refunding Bonds
  Transportation Infrastructure
  Series 2001B (FSA)
   10-01-07               5.00%           $11,925,000              $12,777,519
State of Connecticut
  Unlimited General Obligation
  Refunding Bonds
  Series 2001E
   11-15-15               5.13              6,875,000                7,435,381
State of Connecticut
  Unlimited General Obligation
  Refunding Bonds
  Series 2002E (FSA)
   11-15-14               5.38              8,990,000               10,031,851
State of Connecticut
  Unlimited General Obligation Bonds
  Recovery Note
  Series 2002A
   12-01-05               4.00              8,000,000                8,152,000
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2000B
   06-15-08               5.25              3,440,000                3,743,374
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2001G
   12-15-07               5.00              9,180,000                9,865,838
   12-15-08               5.00              5,330,000                5,797,601
   12-15-10               5.00              6,660,000                7,312,946
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2002C
   12-15-07               5.00              5,000,000                5,373,550
   12-15-18               5.50              2,380,000                2,637,944
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2003A
   04-15-09               5.00              5,000,000                5,438,300
Total                                                               91,513,042

District of Columbia (0.6%)
District of Columbia
  Revenue Bonds
  Georgetown University
  Series 1988D (MBIA)
   04-01-14               5.25              4,100,000                4,448,090
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001A (MBIA) A.M.T.
   10-01-27               5.50             13,790,000               14,487,360
Washington Convention Center Authority
  Revenue Bonds
  Senior Lien
  Series 1998 (AMBAC)
   10-01-15               5.25              4,940,000                5,276,365
Total                                                               24,211,815

Florida (4.6%)
Arbor Greene Community Development District
  Special Assessment Bonds
  Series 1996
   05-01-18               7.60              4,130,000                4,243,823
Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20              3,425,000                3,578,543
Broward County School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A
   02-15-08               5.00              5,810,000                6,237,151
Championsgate Community Development District
  Revenue Bonds
  Series 1998B
   05-01-05               5.70                795,000                  796,741
Charlotte County Development Authority
  Refunding Revenue Bonds
  Royal Palm Centre II
  Series 1991
   03-01-14               9.50              3,075,000                3,094,434
Collier County School Board
  Certificate of Participation
  Series 2002 (FSA)
   02-15-17               5.38              5,000,000                5,478,500
Collier County Water-Sewer District
  Refunding Revenue Bonds
  Series 2003B (FSA)
   07-01-15               5.00              4,125,000                4,484,329
Crossings at Fleming Island
  Community Development District
  Pre-refunded Special Assessment Bonds
  Series 1995
   05-01-16               8.25              8,500,000                8,873,745


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Florida (cont.)
Crossings at Fleming Island
  Community Development District
  Revenue Bonds
  Series 1994
   10-01-19               7.38%           $11,145,000              $11,390,190
Double Branch Community Development District
  Special Assessment Bonds
  Series 2002B-1
   05-01-07               5.60                880,000                  896,509
Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003H (FSA)
   06-01-07               5.00              7,690,000                8,184,775
Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003I
   06-01-09               5.00              9,200,000               10,028,920
Florida State Board of Education
  Unlimited General Obligation Bonds
  Series 2002B
   01-01-14               5.38             11,650,000               12,929,519
Florida State Board of Education Public Education
  Unlimited General Obligation
  Refunding Bonds
  Capital Outlay
  Series 2002D
   06-01-11               5.00              7,295,000                8,019,102
Florida State Department of Environmental Protection
  Revenue Bonds
  Florida Forever
  Series 2001B (MBIA)
   07-01-10               5.00              6,575,000                7,189,105
Florida State Division of Bond Finance
  Refunding Revenue Bonds
  Department of Environmental Protection
  Series 1997B (AMBAC)
   07-01-12               6.00              2,500,000                2,910,975
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13              1,150,000                1,177,704
Greyhawk Landing Community Development District
  Special Assessment Bonds
  Series 2002B
   05-01-09               6.25              1,100,000                1,127,808
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35              7,170,000                7,481,250
Heritage Harbor South Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2002B
   11-01-08               5.40              2,385,000                2,397,378
Lakewood Ranch Community Development District #1
  Special Assessment Bonds
  Series 1994
   05-01-14               8.25              1,545,000                1,567,557
Miami-Dade County School Board
  Certificate of Participation
  Series 2003C (MBIA)
   08-01-06               5.00              4,170,000                4,356,524
Orange County
  Revenue Bonds
  Series 2000 (AMBAC)
   10-01-15               5.63              8,000,000                8,866,160
Orange County
  Revenue Bonds
  Series 2002B (FGIC)
   01-01-32               5.13             12,975,000               13,271,608
Orlando & Orange County Expressway Authority
  Revenue Bonds
  Series 2003B (AMBAC)
   07-01-35               5.00              5,500,000                5,557,090
Palm Beach County School Board
  Certificate of Participation
  Series 2001A (AMBAC)
   08-01-19               5.50              3,500,000                3,865,575
Parklands West Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-06               6.00                270,000                  272,633
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25              4,225,000                4,364,467
Reunion East Community Development District
  Special Assessment Bonds
  Series 2002B
   11-01-07               5.90              1,700,000                1,733,779

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Florida (cont.)
Riverwood Community Development District
  Special Assessment Bonds
  Series 1992A
   05-01-14               8.50%            $3,715,000               $3,745,983
Riverwood Community Development District
  Special Assessment Bonds
  Series 1992B
   05-01-12               8.50                100,000                  100,834
Seacoast Utility Authority
  Refunding Revenue Bonds
  Series 2001 (FGIC)
   03-01-07               5.00              3,955,000                4,184,469
State of Florida
  Unlimited General Obligation Bonds
  Department of Transportation
  Right of Way
  Series 1997A
   07-01-14               5.00              6,550,000                6,954,987
Tampa Bay Water Utility System
  Refunding & Improvement
  Revenue Bonds
  Series 2001A (FGIC)
   10-01-12               4.50              5,000,000                5,298,000
Village Community Development District #2
  Special Assessment Revenue Bonds
  Series 1996
   05-01-17               7.63              2,320,000                2,422,219
Village Community Development District #5
  Special Assessment Bonds
  Series 2002B
   05-01-07               5.40              2,360,000                2,393,913
Volusia County Industrial Development Authority
  Pre-refunded Revenue Bonds
  Bishops Glen Project
  Series 1996
   11-01-26               7.63             10,925,000               12,237,529
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90                405,000                  409,726
Total                                                              192,123,554

Georgia (1.2%)
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC)
   01-01-21              12.83              5,600,000(g)             6,952,064
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC) A.M.T.
   01-01-18              14.24              3,720,000(g)             4,662,425
City of Atlanta
  Revenue Bonds
  Series 1999A (FGIC)
   11-01-13               5.50              2,715,000                3,083,018
City of Atlanta
  Revenue Bonds
  Series 2004 (FSA)
   11-01-43               5.00              5,500,000                5,508,250
Colquitt County Development Authority
  Revenue Bonds
  Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21               6.50             46,350,000(d)            19,899,910
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Athletic Association
  Series 2001 (AMBAC)
   10-01-07               5.00              1,700,000                1,822,502
   10-01-12               5.50              2,385,000                2,684,270
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Foundation Funding
  Series 2002A
   11-01-05               5.00              1,575,000                1,617,131
   11-01-13               5.25              1,105,000                1,221,124
Richmond County Board of Education
  Unlimited General Obligation Bonds
  Series 2002
   11-01-07               5.00              2,500,000                2,681,650
Total                                                               50,132,344

Hawaii (1.6%)
Hawaii State Department of Budget & Finance
  Refunding Revenue Bonds
  Electric Company & Subsidiary Project
  Series 2003B (XLCA) A.M.T.
   12-01-22               5.00             12,500,000               12,772,500
Hawaii State Department of Budget & Finance
  Revenue Bonds
  Series 2000 Inverse Floater
  (AMBAC) A.M.T.
   07-01-20              13.42              9,000,000(g)            11,208,330

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Hawaii (cont.)
Honolulu City & County
  Unlimited General Obligation Refunding Bonds
  Inverse Floater Series 1993
   09-07-06               8.47%           $10,000,000(g)           $11,050,400
   09-11-08               8.77             10,000,000(g)            11,945,500
State of Hawaii
  Refunding Revenue Bonds
  Series 2001 (FGIC) A.M.T.
   07-01-18               5.63             18,000,000               19,839,960
Total                                                               66,816,690

Illinois (4.8%)
Carol Stream County
  Tax Allocation Bonds
  Series 1997
   01-01-17               7.88              4,260,000                4,446,375
Chicago O'Hare International Airport
  2nd Lien Passenger Facility Revenue Bonds
  Series 2001C (AMBAC) A.M.T.
   01-01-10               5.25              3,095,000                3,329,075
   01-01-11               5.25              3,260,000                3,513,889
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001A II Inverse Floater
  (AMBAC) A.M.T.
   01-01-20              13.23              1,885,000(g)             2,279,078
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001B II Inverse Floater
  (AMBAC) A.M.T.
   01-01-21              13.23              2,070,000(g)             2,461,499
City of Chicago
  Pre-refunded Revenue Bonds
  Series 1994 (MBIA)
   01-01-24               6.38             22,500,000               23,027,850
City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-33               5.25             13,900,000               14,304,629
   01-01-38               5.50             11,000,000               11,685,190
City of Chicago
  Unlimited General Obligation
  Refunding Bonds
  Series 2000C (FGIC)
   01-01-40               5.50              7,870,000                8,345,663
City of Chicago
  Unlimited General Obligation
  Refunding Bonds
  Series 2001A (MBIA)
   01-01-31               5.00              4,000,000                4,025,880
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              5,000,000                5,432,000
County of Cook
  Pre-refunded Unlimited General Obligation
  Capital Improvement Bonds
  Series 1999A (FGIC)
   11-15-16               5.25              3,000,000                3,356,250
Gilberts Special Service Area #9
  Special Tax Improvement Bonds
  Big Timber Project
  Series 2001
   03-01-30               7.88              7,560,000                8,357,126
Illinois Finance Authority
  Pre-refunded Revenue Bonds
  Illinois Power Company Project
  Series 1991A
   07-01-21               7.38             19,250,000               21,110,128
Illinois Finance Authority
  Refunding Revenue Bonds
  Commonwealth Edison Company
  Series 1994 (AMBAC)
   01-15-14               5.85              4,500,000                5,212,485
Illinois Finance Authority
  Revenue Bonds
  Adventist Health System/Sunblet Obligation
  Series 1999
   11-15-20               5.50              3,000,000                3,134,070
Illinois Finance Authority
  Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75             68,000,000(d)            32,039,559
Illinois Health Facilities Authority
  Revenue Bonds
  South Suburban Hospital
  Series 1992 Escrowed to Maturity
   02-15-09               7.00              1,845,000                2,011,751
   02-15-18               7.00              3,025,000                3,796,557

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Illinois (cont.)
Kane County School District #101 Batavia
  Unlimited General Obligation Bonds
  Building
  Series 1999 (FSA)
   12-30-13               5.25%            $6,000,000               $6,501,300
Lakemoor
  Special Tax Revenue Bonds
  Special Services Area #97-1
  Series 1997
   03-01-27               7.80              8,810,000                9,351,110
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 1999 (FGIC)
   12-15-28               5.25              3,500,000                3,567,795
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 2002A (MBIA)
   06-15-42               5.25             13,400,000               13,761,264
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2000 (MBIA)
   12-01-20               5.40              4,000,000                4,362,600
Tinley Park Special Service Area #3
  Special Assessment Bonds
  Series 1988
   12-01-04              10.65                135,000                  135,004
   12-01-05              10.65                150,000                  152,177
   12-01-06              10.65                165,000                  169,298
   12-01-07              10.65                185,000                  191,494
Will County Community Unit School District #365
  Unlimited General Obligations Bonds
  Zero Coupon
  Series 1997B (FSA)
   11-01-16               4.60              3,165,000(d)             1,832,693
Total                                                              201,893,789

Indiana (0.7%)
East Chicago Elementary School Building Corporation
  Refunding Revenue Bonds
  1st Mortgage
  Series 1996
   01-05-16               6.25              8,000,000                9,276,959
Indiana Bond Bank
  Revenue Bonds
  State Revolving Fund
  Series 2000B
   08-01-20               5.30              4,000,000                4,313,920
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33              13.00              2,440,000(g)             2,545,237
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2002A
  (GNMA/FNMA) A.M.T.
   01-01-33               5.45              2,495,000                2,522,345
South Bend Community School Building Corporation
  Revenue Bonds
  1st Mortgage
  Series 2002 (MBIA)
   07-15-19               5.00              3,680,000                3,846,594
St. Joseph County Hospital Authority
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980 Escrowed to Maturity
   06-01-10               9.40              1,195,000                1,425,169
Wayne Township School Building Corporation
  Marion County
  Revenue Bonds
  1st Mortgage
  Series 2003A (FGIC)
   01-15-28               5.25              4,750,000                4,946,793
Total                                                               28,877,017

Iowa (0.2%)
Iowa Finance Authority
  Refunding Revenue Bonds
  Correctional Facility Program
  Series 2002 (MBIA)
   06-15-13               5.38              6,000,000                6,715,620
Iowa Finance Authority
  Revenue Bonds
  Series 2001R Inverse Floater
  (GMNA/FNMA) A.M.T.
   07-01-33              12.85              3,520,000(g)             3,688,678
Total                                                               10,404,298


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Kansas (0.2%)
Kansas Turnpike Authority Kansas City
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   09-01-09               4.00%            $7,730,000               $8,107,611

Kentucky (0.1%)
County of Muhlenberg
  Refunding Revenue Bonds
  Muhlenberg Community Hospital Project
  Series 1996
   07-01-10               6.75              5,400,000                5,619,510

Louisiana (0.2%)
Louisiana Public Facilities Authority
  Revenue Bonds
  Health Facilities-Glen Retirement
  Series 1995A
   12-01-15               6.50              1,000,000                1,027,810
State of Louisiana
  Unlimited General Obligation Bonds
  Series 1998B (FSA)
   04-15-10               5.25              6,000,000                6,505,440
Total                                                                7,533,250

Maine (0.1%)
Maine State Housing Authority
  Revenue Bonds
  Series 2003A-2 A.M.T.
   11-15-32               5.00              3,000,000                3,011,280

Maryland (2.7%)
County of Baltimore
  Pre-refunded Unlimited General
  Obligation Bonds
  Metropolitan District
  Series 2001
   06-01-12               5.50              3,500,000                3,988,320
County of Baltimore
  Unlimited General Obligation
  Refunding Bonds
  Metropolitan District
  Series 2002
   09-01-14               5.25              3,215,000                3,579,774
County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   02-01-11               5.00              8,000,000                8,808,480
County of Montgomery
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A
   11-01-10               5.00             10,775,000               11,866,615
Harford County Industrial Development
  Revenue Bonds
  Dorsey
  Series 1989
   04-16-05               8.00                227,000                  227,345
Howard County
  Pre-refunded Unlimited General
  Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              1,020,000                1,143,022
Howard County
  Un-refunded Unlimited General
  Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              6,275,000                7,006,289
Maryland State Department of Transportation
  County Transportation
  Revenue Bonds
  Series 2003
   12-15-07               5.00              5,000,000                5,367,450
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Capital Improvement
  Series 2002A
   08-01-07               5.00             13,590,000               14,538,718
   03-01-17               5.50             10,000,000               11,577,000
State of Maryland
  Unlimited General Obligation
  Refunding Bonds
  State & Local Facilities
  1st Series 2003B
   07-15-07               5.00             22,025,000               23,543,624
University System of Maryland
  Revenue Bonds
  Series 2003A
   04-01-10               5.00             13,440,000               14,691,533
Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Water Supply
  Series 2001
   06-01-12               4.25              4,050,000                4,241,889

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Maryland (cont.)
Washington Suburban Sanitation District
  Unlimited General Obligation
  Refunding Bonds
  Series 2003
   06-01-08               5.25%            $1,660,000               $1,811,840
Total                                                              112,391,899

Massachusetts (2.7%)
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00              4,435,000                4,646,727
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2001D (MBIA)
   11-01-13               6.00             15,000,000               17,647,950
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2002A (FGIC)
   01-01-09               5.00             12,370,000               13,416,502
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2002E
   01-01-09               5.50              5,000,000                5,502,500
Commonwealth of Massachusetts
  Pre-refunded Limited General
  Obligation Bonds
  Consolidation Loans
  Series 2002C
   11-01-30               5.25              3,545,000                3,931,582
   11-01-30               5.25              6,455,000                7,158,918
Massachusetts Development Finance Agency
  Pre-refunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25              5,000,000                6,389,800
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              2,500,000                2,573,700
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25              7,030,000                7,762,526
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75              1,750,000                1,737,715
Massachusetts State Port Authority
  Revenue Bonds
  Delta Air Lines Project
  Series 2001A (AMBAC) A.M.T.
   01-01-22               5.50             20,000,000               20,684,600
Massachusetts State Turnpike Authority
  Revenue Bonds
  Series 1997A (MBIA)
   01-01-17               5.13              4,000,000                4,209,280
Massachusetts State Water Pollution Abatement
  Refunding Revenue Bonds
  Pool
  Series 2004A
   08-01-16               5.25              5,000,000                5,602,450
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 1992A
   07-15-19               6.50              3,500,000                4,260,690
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75              9,000,000                8,974,710
Total                                                              114,499,650

Michigan (3.0%)
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              2,500,000                2,544,875
Concord Academy/Boyne
  Certificate of Participation
  Series 1998
   10-01-19               7.00                965,000                  945,903

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Michigan (cont.)
Detroit
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1995A
   04-01-15               6.80%            $1,375,000               $1,410,833
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25              5,000,000                5,181,400
Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  Internatinal Paper Company Projects
  Series 2004A
   11-01-18               4.80              4,000,000                3,967,800
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              2,855,000                2,906,247
Hudsonville Public Schools
  Unlimited General Obligation
  Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15              5,045,000                5,109,223
Kalamazoo City School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2001 (FSA)
   05-01-12               4.40              1,070,000                1,127,363
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  School Loan
  Series 2003A
   06-01-09               5.25              5,500,000                6,040,980
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-09               5.00              9,840,000               10,764,271
   10-01-10               5.00              5,195,000                5,705,720
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2002
   10-01-15               5.50              5,000,000                5,734,150
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-07               5.25              2,480,000                2,673,440
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2002 III
   10-15-07               5.00              2,750,000                2,948,440
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29               5.00             10,500,000               10,642,065
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2001 I
   10-15-08               5.50              5,280,000                5,823,259
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2000 I
   10-15-16               5.25              2,000,000                2,163,140
Michigan State South Central Power Agency
  Pre-refunded Revenue Bonds
  Series 1992 Escrowed to Maturity (MBIA)
   11-01-06               5.90                 75,000                   80,237
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-08               5.00              7,895,000                8,558,417
Michigan State South Central Power Agency
  Un-refunded Revenue Bonds
  Series 1992 (MBIA)
   11-01-06               5.90              4,435,000                4,736,048
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison Company
  Series 1995AA (MBIA)
   09-01-25               6.40             12,000,000               12,598,319
Michigan Strategic Fund
  Refunding Revenue Bonds
  Environmental Improvement
  Crown Paper Company
  Series 1997B
   08-01-12               6.25              1,100,000(b,l)               1,100

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Michigan (cont.)
Summit Academy
  Certificate of Participation
  Series 1998
   08-01-18               7.00%            $1,800,000               $1,753,416
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001
   07-01-30               7.38              4,140,000                4,316,198
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001B
   07-01-30               8.75              1,030,000                1,078,462
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40              3,645,000                3,754,350
Waverly Community School
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25              1,500,000                1,610,730
Wayne County Charter Airport
  Revenue Bonds
  Detroit Metropolitan Airport
  Series 1998B (MBIA)
   12-01-11               5.25              4,040,000                4,372,734
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-16               5.00              2,930,000                3,159,976
   11-15-17               5.00              3,020,000                3,238,225
Total                                                              124,947,321

Minnesota (4.0%)
Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC Project
  Series 1999
   12-01-29               7.40              4,000,000(l)             3,675,840
City of Rochester
  Revenue Bonds
  Wedum Shorewood Campus
  Series 1999
   06-01-36               6.60             10,500,000               10,511,025
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 1999A
   09-01-29               6.63              3,500,000                3,558,310
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-22               4.25              2,700,000                2,645,055
   02-01-23               4.50              3,000,000                3,018,180
   02-01-24               4.50              2,000,000                2,010,760
Hastings Housing & Redevelopment Authority
  Revenue Bonds
  Arbor Oaks Assisted Living Project
  Series 2000A
   01-01-32               8.25              5,685,000(l)             6,030,648
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75              7,705,000(b,l)           5,008,250
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation
  Refunding Bonds
  Waste Water Treatment
  Series 2003A
   03-01-07               4.00              8,540,000                8,865,118
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-11               5.50              3,000,000                3,253,140
   01-01-16               5.63              5,000,000                5,403,800
Minnesota Business Academy
  Taxable Capital Appreciation Notes
  Zero Coupon
  Series 2002
   06-30-07               6.00                348,000(d,l)             297,001
Richfield
  Revenue Bonds
  Series 2000A
   02-01-35               7.75             11,000,000               10,907,270
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25               5.10              5,000,000                4,899,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Minnesota (cont.)
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-22               6.73%           $17,500,000(d)            $7,707,175
   01-01-23               7.06             26,500,000(d)            10,987,164
   01-01-25               6.81             27,500,000(d)             9,946,200
   01-01-26               6.81             27,500,000(d)             9,319,750
   01-01-27               7.41             11,450,000(d)             3,631,139
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25             15,000,000               16,793,399
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Project
  Series 1993
   11-01-06               7.13                655,000                  660,024
   11-01-17               7.13              2,165,000                2,175,695
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy Project
  Series 2000
   03-01-30               8.00              4,390,000(l)             3,951,132
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00              2,440,000                2,400,228
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00              2,540,000                2,649,017
   12-01-27               5.13              5,465,000                5,659,390
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-10               5.50              9,230,000               10,385,873
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003B (MBIA)
   01-01-15               5.00              5,000,000                5,465,750
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-30               5.00              5,000,000                5,093,400
Total                                                              166,909,033

Mississippi (0.8%)
Harrison County Wastewater Management District
  Refunding Revenue Bonds
  Wastewater Treatment Facility
  Series 1986 Escrowed to Maturity
   02-01-15               5.00              4,250,000                4,654,048
Jackson Industrial Development
  Revenue Bonds
  Dorsey
  Series 1999
   04-16-05               8.00                179,000                  179,242
State of Mississippi
  Unlimited General Obligation Bonds
  Capital Improvement
  Series 2002 (FGIC)
   11-01-07               5.25              6,615,000                7,139,966
State of Mississippi
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
   09-01-12               5.50             10,000,000               11,302,499
State of Mississippi
  Unlimited General Obligation
  Refunding Bonds
  Series 2002D
   07-01-16               5.50              7,570,000                8,621,322
Total                                                               31,897,077

Missouri (0.4%)
City of St. Louis
  Refunding Revenue Bonds
  Lambert-St. Louis Intl
  Series 2003A (FSA)
   07-01-08               5.00              1,000,000                1,077,210
Kansas City Municipal Assistance Corporation
  Refunding & Improvement Revenue Bonds
  Leasehold
  Series 2003C (MBIA)
   04-01-05               5.00              2,000,000                2,019,620
   04-01-06               5.00              2,650,000                2,746,858

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Missouri (cont.)
Missouri Housing Development Commission
  Revenue Bonds
  Drivers
  Series 2001 Inverse Floater (GNMA/FNMA) A.M.T.
   09-01-33              13.00%            $1,375,000(g)            $1,448,824
St. Louis Municipal Finance Corporation
  Refunding Revenue Bonds
  Convention Center Project
  Series 2003 (AMBAC)
   07-15-08               5.00              8,180,000                8,832,681
Total                                                               16,125,193

Nebraska (0.5%)
Nebraska Public Power District
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25             16,110,000               17,593,569
Omaha Public Power District
  Revenue Bonds
  Series 1986A Escrowed to Maturity
   02-01-15               6.00              1,370,000                1,596,941
Total                                                               19,190,510

Nevada (0.5%)
Clark County Improvement District
  Special Assessment Bonds
  Southern Highlands Area
  Series 1999
   12-01-19               7.50              4,900,000                5,179,349
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-19               5.75              5,105,000(d)             2,575,319
   01-01-23               5.93              5,000,000(d)             1,966,250
Henderson
  Revenue Bonds
  Catholic HealthCare West
  Series 1998
   07-01-26               5.38              5,000,000                4,933,800
Las Vegas Valley Water District
  Limited General Obligation Refunding Bonds
  Series 2003B (MBIA)
   06-01-10               5.25              7,400,000                8,178,406
Total                                                               22,833,124

New Hampshire (--%)
New Hampshire Business Finance Authority
  Refunding Revenue Bonds
  Crown Paper Company Project
  Series 1996
   01-01-22               7.75              4,255,000(b,l)               4,255

New Jersey (2.5%)
Casino Reinvestment Development Authority
  Revenue Bonds
  Series 1997A (FSA)
   10-01-12               5.25              3,450,000                3,683,945
Jersey City
  Unlimited General Obligation
  Refunding & School Improvement Bonds
  Series 2002B (AMBAC)
   03-01-07               4.00              3,420,000                3,544,864
New Jersey Economic Development Authority
  Refunding Revenue Bonds
  Senior Lien
  Series 2001A (MBIA)
   07-01-07               5.00              5,000,000                5,323,000
   07-01-08               5.00             10,000,000               10,789,800
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              6,000,000                6,506,880
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FSA)
   06-15-10               5.00              7,000,000                7,593,600
New Jersey Economic Development Authority
  School Facilities & Construction
  Revenue Bonds
  Series 2003F
   06-15-26               5.00              5,000,000                5,086,750
New Jersey State Educational Facilities Authority
  Revenue Bonds
  Princeton University
  Series 2000H
   07-01-21               5.38              2,000,000                2,161,100
New Jersey State Turnpike Authority
  Pre-refunded Revenue Bonds
  Series 2000A Escrowed to Maturity (MBIA)
   01-01-11               6.00              3,215,000                3,691,302

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

New Jersey (cont.)
New Jersey State Turnpike Authority
  Revenue Bonds
  Series 2000R Inverse Floater (MBIA)
   01-01-13              14.44%            $4,330,000(g)            $6,469,929
New Jersey State Turnpike Authority
  Un-refunded Revenue Bonds
  Series 2000A (MBIA)
   01-01-11               6.00              7,785,000                8,961,547
New Jersey Transportation Corporation
  Certificate of Participation
  Federal Transportation Administration Grants
  Series 2000B (AMBAC)
   09-15-08               5.50              5,000,000                5,477,450
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2001C (FSA)
   12-15-12               5.75             25,000,000               28,701,751
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2003C
   06-15-24               5.50              6,000,000                6,532,020
University of Medicine & Dentistry of New Jersey
  Revenue Bonds
  Series 2002A (AMBAC)
   12-01-12               5.25              1,705,000                1,912,771
Total                                                              106,436,709

New Mexico (0.7%)
Farmington
  Pre-refunded Revenue Bonds
  Series 1983
   01-01-13               9.88              4,685,000                4,877,272
New Mexico State Highway Commission
  Pre-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A Escrowed to Maturity
   06-15-10               5.00              5,115,000                5,616,526
New Mexico State Highway Commission
  Un-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A
   06-15-10               5.00              4,885,000                5,340,575
State of New Mexico
  Unlimited General Obligation Bonds
  Capital Projects
  Series 2003
   03-01-08               4.00             12,690,000               13,251,025
Total                                                               29,085,398

New York (10.9%)
City of New York
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1996G
   02-01-17               5.75             15,760,000               16,646,658
City of New York
  Unlimited General Obligation
  Revenue Bonds
  Series 2001F
   08-01-12               5.25             15,230,000               16,631,922
City of New York
  Unlimited General Obligation Bonds
  Series 2000R Inverse Floater (FGIC)
   05-15-14              14.11              1,790,000(g)             2,498,965
   05-15-15              14.10              1,890,000(g)             2,632,468
City of New York
  Unlimited General Obligation
  Revenue Bonds
  Series 2001G (FSA)
   08-01-11               5.25              5,000,000                5,515,650
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75              8,210,000                9,126,647
City of New York
  Unlimited General Obligation Bonds
  Series 2002E (MBIA)
   08-01-15               5.63              2,000,000                2,233,480
City of New York
  Unlimited General Obligation Bonds
  Series 2003D
   10-15-20               5.25              6,520,000                6,947,516
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50             27,500,000               30,052,550
   06-01-28               5.25             10,050,000               10,397,831

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

New York (cont.)
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21               5.00%            $3,000,000               $3,099,960
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00             17,000,000               16,972,970
City of New York
  Unlimited General Obligation Bonds
  Series 2003 I
   03-01-27               5.38              8,000,000                8,353,840
City of New York
  Unlimited General Obligation Bonds
  Series 2000 II Inverse Floater (FGIC)
   05-15-16              14.11              1,175,000(g)             1,633,203
Long Island Power Authority
  Revenue Bonds
  Series 2003B
   12-01-05               5.00             17,000,000               17,453,730
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-29               5.13             10,000,000               10,153,200
   11-15-32               5.75              5,855,000                6,355,720
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50              4,000,000                4,474,360
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00              4,000,000                4,039,640
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50              8,500,000                9,168,610
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-13               5.50             10,160,000               11,502,339
New York City Health & Hospital Corproation
  Revenue Bonds
  Health Systems
  Series 2002A (FSA)
   02-15-15               5.50              5,255,000                5,785,019
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00              4,000,000                4,032,400
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2003E
   06-15-34               5.00              5,000,000                5,013,700
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00              9,000,000                9,013,320
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2001B
   02-01-11               5.50              5,000,000                5,593,700
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00             10,255,000               10,321,760
New York Dormitory Authority
  Revenue Bonds
  Catholic Health L.I. Obligation Group
  Series 2004
   07-01-27               5.00             15,430,000               15,002,126
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.65              4,210,000(d)             2,901,700
New York Mortgage Agency
  Revenue Bonds
  Series 2002R Inverse Floater A.M.T.
   04-01-32              12.55              4,965,000(g)             5,107,694
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25              1,615,000                1,674,157
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd Generation
  Series 1993A
   07-01-18               5.75              5,500,000                6,307,455

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

New York (cont.)
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1990D Escrowed to Maturity
   07-01-09               7.00%            $3,735,000               $4,120,751
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Program
  Series 2002D (MBIA)
   10-01-08               5.00             13,010,000               14,115,460
New York State Dormitory Authority
  Revenue Bonds
  State Personal Income Tax
  Series 2003A
   03-15-10               5.25              4,000,000                4,401,600
New York State Dormitory Authority
  Revenue Bonds
  State University Educational Facilities
  Series 1993A
   05-15-13               5.50             24,530,000               27,420,125
New York State Energy Research
  & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985D (MBIA)
   12-01-15               4.10              6,500,000(c)             6,482,905
New York State Energy Research
  & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-21              12.95              7,520,000(g)             8,696,504
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003B
   06-15-26               5.00             12,210,000               12,541,257
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31               5.00              9,000,000                9,123,840
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28               5.00              9,000,000                9,192,420
New York State Housing Finance Agency
  Refunding Revenue Bonds
  State University Construction
  Series 1986A Escrowed to Maturity
   05-01-13               6.50              3,500,000                4,155,690
New York State Thruway Authority
  Revenue Bonds
  Local Highway & Bridge
  Series 2002
   04-01-15               5.50              5,000,000                5,505,350
New York State Thruway Authority
  Revenue Bonds
  Series 2001A (FGIC)
   04-01-11               5.50              7,500,000                8,439,525
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19               5.00              4,780,000                5,106,570
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              7,000,000                7,083,020
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2000 II Inverse Floater (MBIA) A.M.T.
   10-15-21              13.60              3,505,000(g)             4,188,019
Sales Tax Asset Receivable
  Revenue Bonds
  Series 2004A (AMBAC)
   10-15-29               5.00              6,000,000                6,097,800
State of New York
  Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00              7,575,000                7,884,590
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16               5.50              2,000,000                2,161,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

New York (cont.)
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14               5.50%            $8,500,000               $9,219,695
   06-01-15               5.50              7,125,000                7,720,508
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA)
   11-15-32               5.00              5,900,000                5,961,537
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  General Purpose
  Series 2002B
   11-15-29               5.13             12,415,000               12,662,307
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  General Purpose
  Series 2001A (MBIA)
   01-01-32               5.00              7,500,000                7,570,875
Total                                                              456,495,638

North Carolina (3.3%)
City of Charlotte
  Revenue Bonds
  Series 2002A
   07-01-14               5.50              5,695,000                6,505,342
   07-01-15               5.50              5,155,000                5,902,630
City of Charlotte
  Unlimited General Obligation
  Refunding Bonds
  Series 1998
   02-01-16               5.25              5,930,000                6,418,454
Mecklenburg County
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001D
   02-01-12               4.00              3,600,000                3,745,440
   02-01-14               4.10              3,600,000                3,722,220
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1986A Escrowed to Maturity
   01-01-17               5.00              6,220,000                6,832,048
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1988A
   01-01-26               6.00              1,940,000                2,307,455
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             15,125,000               18,331,953
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-07               7.25              5,000,000                5,426,900
   01-01-09               6.13             10,000,000               10,973,200
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50             15,000,000               16,236,450
North Carolina Eastern Municipal Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-13              13.43              3,330,000(g)             4,140,289
North Carolina Eastern Municipal Power Agency
  Un-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             14,035,000               16,397,933
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2002 II Inverse Floater A.M.T.
   01-01-34              12.48              2,920,000(g)             2,978,050
North Carolina State Municipal Power Agency
  #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50              6,500,000                7,066,410
Raleigh Durham Airport Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-01-11               5.00              1,900,000                2,078,505
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001A
   03-01-08               4.50              4,400,000                4,673,856
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2002A
   03-01-07               5.00              5,000,000                5,294,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

North Carolina (cont.)
State of North Carolina
  Pre-refunded Unlimited General Obligation Bonds
  Highway
  Series 1997A
   05-01-12               5.00%            $5,000,000               $5,409,400
State of North Carolina
  Pre-refunded Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
   03-01-15               5.25              5,000,000                5,597,100
Total                                                              140,038,235

Ohio (2.9%)
City of Cleveland
  Refunding Revenue Bonds
  Series 2001J (FSA)
   01-01-12               5.38              1,000,000                1,117,950
Columbus
  Unlimited General Obligation Bonds
  2nd Series 1999
   06-15-15               5.75              2,000,000                2,252,560
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25              4,130,000                4,366,773
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-21               6.00              6,000,000                6,643,380
County of Cuyahoga
  Revenue Bonds
  Canton Project
  Series 2000
   01-01-30               7.50              1,500,000                1,651,140
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              6,250,000                6,254,375
   05-01-32               5.00              3,250,000                3,245,028
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00              2,765,000                2,824,475
   12-01-29               5.00              8,375,000                8,484,880
   12-01-31               5.00              5,000,000                5,055,150
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17               5.00              4,000,000                4,276,760
   12-01-19               5.00              6,760,000                7,197,710
Franklin County
  Refunding & Improvement Revenue Bonds
  Lutheran Senior City
  Series 1999
   12-15-28               6.13              4,705,000                4,162,843
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-22               5.25              5,170,000                5,388,277
   05-15-24               5.25              2,625,000                2,704,354
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-28               5.00              3,000,000                3,047,610
   12-01-33               5.00              6,500,000                6,568,510
Licking Heights Local School District
  Unlimited General Obligation
  Series 2004 (FGIC)
   12-01-28               5.00              4,960,000                5,057,662
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24               4.75              7,230,000                7,299,336
Ohio State Building Authority
  Refunding Revenue Bonds
  Workers Compensation Facilities
  Series 2003A
   04-01-06               5.00              3,330,000                3,449,014
Ohio State Building Authority
  Revenue Bonds
  Adult Correctional Building Fund
  Series 2002B
   04-01-14               5.25             12,000,000               13,365,120
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-12               5.25                750,000                  838,065

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Ohio (cont.)
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-11               5.25%            $6,545,000               $7,306,249
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvements
  Series 2002G
   05-01-07               5.00              6,640,000                7,046,766
Total                                                              119,603,987

Oklahoma (0.3%)
Jackson County Hospital Memorial Authority
  Refunding Revenue Bonds
  Jackson County Memorial Hospital Project
  Series 1994
   08-01-15               7.30              4,080,000                4,135,855
Oklahoma Municipal Power Authority
  Revenue Bonds
  Series 2001A (FSA)
   01-01-12               5.00              1,185,000                1,290,998
   01-01-13               5.00              1,020,000                1,099,611
Oklahoma Transportation Authority
  Refunding Revenue Bonds
  2nd Series 2002B (AMBAC)
   01-01-16               5.25              5,000,000                5,478,550
Total                                                               12,005,014

Oregon (0.3%)
Clackamus Community College District
  Unlimited General Obligation Bonds
  Series 2001 (FGIC)
   06-15-11               5.00              2,250,000                2,478,690
   06-15-12               5.25              1,000,000                1,110,030
Port of Portland
  Refunding Revenue Bonds
  Portland International Airport
  Series 2001D (FGIC) A.M.T.
   07-01-11               5.25              3,335,000                3,626,045
Salem-Keizer School District #24J
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1999
   06-01-19               5.00              3,500,000                3,824,590
Total                                                               11,039,355

Pennsylvania (2.0%)
Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995A
   07-15-25               7.75             11,150,000               11,741,508
Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Toledo Edison
  Series 1995A
   05-01-20               7.75             14,000,000               14,965,859
City of Philadelphia
  Revenue Bonds
  1975 General Ordinance
  17th Series 2003 (FSA)
   07-01-06               4.00             11,695,000               11,988,310
   07-01-09               5.00              7,650,000                8,309,966
Commonwealth of Pennsylvania
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-12               5.50              5,970,000                6,732,309
County of Allegheny
  Unlimited General Obligation
  Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00              3,990,000                4,351,654
Delaware River Port Authority
  Refunding Revenue Bonds
  Port District Project
  Series 2001A (FSA)
   01-01-12               5.25              3,130,000                3,495,615
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2003 (AMBAC)
   11-01-08               3.13              7,000,000                7,117,460
Montgomery County Industrial Development Authority
  Revenue Bonds
  Acts Retirement - Life Communities
  Series 1998
   11-15-28               5.25              7,500,000                7,232,475
Pennsylvania State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16               5.25              1,000,000                1,123,790

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Pennsylvania (cont.)
Philadelphia Authority for Industrial Development
  Revenue Bonds
  Series 2001B (FSA)
   10-01-13               5.50%            $7,925,000               $8,855,554
Total                                                               85,914,500

Puerto Rico (1.5%)(f)
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00              8,000,000                8,201,680
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Series 1998 (MBIA)
   07-01-23               4.88             20,880,000               21,586,371
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Public Improvement
  Series 2001A (XLCA)
   07-01-17               5.50              1,500,000                1,720,635
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Series 2004A
   07-01-30               5.00              6,000,000                6,392,760
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              5,000,000                5,439,450
Puerto Rico Housing Finance Corporation
  Revenue Bonds
  Series 2001 Inverse Floater A.M.T.
   12-01-28              12.30              3,330,000(g)             3,422,807
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   07-01-21              12.18              3,120,000(g)             3,938,594
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25             12,000,000(h)            13,255,440
Total                                                               63,957,737

South Carolina (1.2%)
Cherokee County
  Revenue Bonds
  Spring City Knitting Company Project
  Series 1979
   09-01-09               7.40              5,200,000                5,774,340
Lexington County
  Revenue Bonds
  Series 2004
   05-01-32               5.50              4,685,000                4,770,876
Richland County School District #2
  Unlimited General Obligation Bonds
  Series 2002B (FGIC)
   02-01-08               5.00              3,000,000                3,229,350
   02-01-09               5.00              3,000,000                3,261,120
South Carolina Jobs Economic Development Authority
  Revenue Bonds
  1st Mortgage Westley Commons Project
  Series 2000
   10-01-31               8.00              5,000,000                5,364,250
South Carolina Transportation Infrastructure Bank
  Pre-refunded Revenue Bonds
  Series 1999A (AMBAC)
   10-01-14               5.50              6,135,000                6,916,722
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25             10,000,000               10,352,800
State of South Carolina
  Unlimited General Obligation Bonds
  State Highway
  Series 2001B
   04-01-12               4.50              6,000,000                6,399,960
State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-10               5.00              2,000,000                2,191,000
Total                                                               48,260,418

South Dakota (0.6%)
Heartland Consumers Power District
  Refunding Revenue Bonds
  Series 1986 Escrowed to Maturity
   01-01-10               6.00             10,205,000               11,239,890

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

South Dakota (cont.)
Sioux Falls
  Housing Revenue Bonds
  Inn on Westport Project
  Series 1996A
   12-01-34               7.50%            $5,860,000               $5,866,973
South Dakota Lease Revenue
  Trust Certificates
  Series 1993A (FSA)
   09-01-17               6.70              7,260,000                9,044,653
Total                                                               26,151,516

Tennessee (0.4%)
City of Memphis
  Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-16               5.25              5,000,000                5,352,750
   04-01-18               5.25              4,675,000                4,988,038
Shelby County Health Educational
  & Housing Facilities Board
  Revenue Bonds
  St Judes Childrens Research
  Series 1999
   07-01-29               5.38              5,000,000                5,137,600
Total                                                               15,478,388

Texas (5.4%)
Aldine Independent School District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-11               5.00              2,000,000                2,186,640
Castlewood Municipal Utility District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1997
   04-01-14               6.75              2,210,000                2,275,195
City of Austin
  Refunding Revenue Bonds
  Series 2002 (FSA)
   11-15-14               5.50              3,485,000                3,975,096
City of Corpus Christi
  Limited General Obligation
  Refunding & Improvement Bonds
  Series 2001 (FSA)
   03-01-11               5.00              3,690,000                4,036,602
   03-01-12               5.00              3,400,000                3,683,390
City of Houston
  Pre-refunded Revenue Bonds
  Junior Lien
  Series 2002B (AMBAC)
   12-01-15               5.75              5,000,000                5,759,800
City of Houston
  Refunding Revenue Bonds
  Junior Lien
  Series 2002B Escrowed to Maturity
  (AMBAC)
   12-01-10               5.50              4,000,000                4,519,160
City of Houston
  Revenue Bonds
  Series 2000 II Inverse Floater (FSA) A.M.T.
   07-01-18              12.81              4,350,000(g)             5,122,430
   07-01-19              12.84              2,660,000(g)             3,113,264
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09               5.25             10,000,000               10,926,800
   02-01-10               5.25             10,000,000               10,992,700
City of The Colony
  Unlimited General Obligation Bonds
  Series 1980 Escrowed to Maturity
   08-01-07               9.25              1,000,000                1,175,510
Corpus Christi Business & Job Development Corporation
  Refunding & Improvement Revenue Bonds
  Arena Project
  Series 2002 (AMBAC)
   09-01-25               5.00              3,550,000                3,640,738
County of Harris
  Refunding Revenue Bonds
  Senior Lien
  Toll Road
  Series 2004 (FGIC)
   08-15-28               5.00              4,000,000                4,048,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Texas (cont.)
County of Harris
  Unlimited General Obligation
  Refunding Bonds
  Sub Lien
  Toll Road
  Series 2003
   08-01-33               5.00%           $12,065,000              $12,084,182
Cypress-Fairbanks Independent School District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Schoolhouse
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-10               5.00              5,000,000                5,446,550
Dallas Area Rapid Transit
  Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   12-01-09               5.50              2,000,000                2,228,340
Duncanville Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32               5.25              5,000,000                5,156,650
Fate Higher Education Facilities Corporation
  Revenue Bonds
  North Hills School Project
  Series 2000
   12-01-25               7.75              5,815,000                6,103,657
Fort Bend Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 1999
  (Permanent School Fund Guarantee)
   02-15-18               5.25              4,000,000                4,283,760
Frisco Independent School District
  Unlimited General Obligation Bonds
  Series 2000
  (Permanent School Fund Guarantee)
   08-15-30               5.00              2,045,000                2,063,507
Karnes County Public Facility Corporation
  Pre-refunded Revenue Bonds
  Series 1995
   03-01-15               9.20             12,820,000               13,293,954
Lake Dallas Independent School District
  Unlimited General Obligation
  Refunding Bonds
  School Building
  Series 2004
  (Permanent School Fund Guarantee)
   08-15-37               5.00              4,825,000                4,862,925
Little Elm Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-15-37               5.00              4,120,000                4,152,383
Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA)
   05-15-18               5.00              4,990,000                5,275,029
Montgomery County Municipal Utility District #42
  Unlimited General Obligation
  Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1999
   09-01-23               6.88              1,910,000                1,948,926
North Texas Tollway Authority
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   01-01-20               5.00             10,000,000               10,274,900
Northside Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-12               5.50              3,720,000                4,152,934
Round Rock Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (MBIA)
   08-15-10               3.27              8,300,000(d)             6,810,565
Southwest Higher Education Authority
  Revenue Bonds
  Southern Methodist University Project
  Series 2002 (AMBAC)
   10-01-15               5.50              3,420,000                3,834,880

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Texas (cont.)
Tarrant Regional Water District
  Refunding & Improvement Revenue Bonds
  Series 2002 (FSA)
   03-01-07               4.00%            $1,500,000               $1,553,100
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002A II Inverse Floater
  (MBIA) A.M.T.
   03-01-34              13.01              2,200,000(g)             2,341,570
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002B II Inverse Floater
  (MBIA) A.M.T.
   09-01-33              13.00              1,950,000(g)             2,075,307
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA)
   09-01-09               5.25              8,000,000                8,801,280
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Sub Lien
  Series 2004 (FGIC)
   09-01-10               4.25              3,500,000                3,590,125
Texas Public Finance Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   02-01-10               5.00             10,650,000               11,581,342
Texas State Turnpike Authority
  Revenue Bonds
  First Tier
  Series 2002A (AMBAC)
   08-15-39               5.50             10,000,000               10,584,700
Texas State University Systems
  Refunding Revenue Bonds
  Series 2002 (FSA)
   03-15-17               5.00              4,260,000                4,507,293
Texas Technical University
  Revenue Bonds
  Financing System
  7th Series 2002 (MBIA)
   08-15-09               5.25              1,605,000                1,764,344
Texas Water Development Board
  Revenue Bonds
  Senior Lien
  State Revolving Fund
  Series 1998A
   07-15-10               5.25              3,000,000                3,245,670
University of Texas
  Pre-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-14               5.13              2,495,000                2,666,282
University of Texas
  Refunding Revenue Bonds
  Series 1986 Escrowed to Maturity
   08-15-07               6.50              2,565,000                2,689,710
University of Texas
  Un-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-13               5.10              1,305,000                1,386,328
   08-15-14               5.13              2,525,000                2,681,222
University of Texas Permanent University Fund
  Refunding Revenue Bonds
  Series 2002A
   07-01-09               5.00              7,110,000                7,729,708
Wylie Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Zero Coupon
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-12               4.80              3,385,000(d)             2,452,331
Total                                                              227,079,579

Utah (1.6%)
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999A A.M.T.
   08-15-23               7.10             10,248,000(l)             9,564,561
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999B A.M.T.
   08-15-24               0.50              3,920,000(l)               804,384
Davis County School District
  Unlimited General Obligation Bonds
  Utah School Bond Guaranty Program
  Series 2003
   06-01-10               5.00              2,265,000                2,478,476
   06-01-11               5.00              2,380,000                2,610,408

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Utah (cont.)
Eagle Mountain
  Special Assessment Bonds
  Special Improvement District #2000-1
  Series 2001
   02-01-21               8.25%            $6,380,000(l)            $6,530,058
Eagle Mountain
  Special Assessment Refunding Bonds
  Special Improvement District #98-1
  Series 2004A
   05-01-13               6.25              6,295,000                6,294,119
Intermountain Power Agency
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   07-01-12               5.25             16,600,000               18,208,706
Intermountain Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   07-01-17              13.52             15,330,000(g)            18,477,248
Utah Housing
  Revenue Bonds
  Series 2003A-1 A.M.T.
   07-01-24               5.13              2,415,000                2,428,234
Total                                                               67,396,194

Vermont (0.1%)
University of Vermont & State Agricultural College
  Revenue Bonds
  Series 2002 (AMBAC)
   10-01-15               5.50              2,000,000                2,252,760
   10-01-16               5.50              2,110,000                2,362,926
Total                                                                4,615,686

Virginia (2.0%)
City of Richmond
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   07-15-09               5.25              2,150,000                2,369,709
   07-15-10               5.25              2,150,000                2,380,695
City of Richmond
  Unlimited General Obligation
  Refunding Bonds
  Series 1995B (FGIC)
   01-15-15               5.20              3,735,000                3,926,045
Commonwealth of Virginia
  Unlimited General Obligation Bonds
  Series 2003A
   06-01-09               5.00              5,400,000                5,910,354
County of Arlington
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001
   02-01-07               4.50              3,295,000                3,454,709
County of Fairfax
  Unlimited General Obligation
  Refunding Bonds
  Public Improvement
  Series 2001A
   06-01-07               5.00             10,000,000               10,665,999
County of Loudoun
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001C
   11-01-12               5.00              3,010,000                3,322,288
Fairfax County Economic Development Authority
  Unlimited General Obligation Bonds
  Browne Academy
  Series 1998
   10-01-08               6.00                705,000                  747,885
   10-01-23               6.45              5,200,000                5,356,780
Fairfax County Redevelopment & Housing Authority
  Refunding Revenue Bonds
  Burkeshire Commons
  Series 1996
   10-01-36               7.60              4,980,000                5,555,041
Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13             10,750,000               11,120,767
Hampton
  Unlimited General Obligation
  Refunding & Public Improvement Bonds
  Series 2003
   08-01-06               4.00              2,000,000                2,059,680
Henrico County
  Unlimited General Obligation
  Refunding & Public Improvement Bonds
  Series 2003
   01-15-10               5.00              5,790,000                6,341,033
Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18               5.00              4,320,000                4,596,394

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Virginia (cont.)
Virginia Commonwealth Transportation Board
  Refunding Revenue Bonds
  Contract Route 28 Project
  Series 2002
   04-01-17               5.00%            $4,860,000               $5,181,683
Virginia Housing Development Authority
  Revenue Bonds
  Series 2003A-1 A.M.T.
   01-01-24               4.85              1,700,000                1,700,952
   01-01-27               4.90              2,850,000                2,851,739
Virginia Public School Authority
  Revenue Bonds
  Series 2000A
   08-01-18               5.50              5,210,000                5,731,782
Total                                                               83,273,535

Washington (4.2%)
City of Seattle
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-08               4.00                900,000                  942,138
   07-01-10               4.50              2,050,000                2,185,095
City of Tacoma
  Refunding Revenue Bonds
  Series 2001A (FSA)
   01-01-20               5.75              5,000,000                5,586,950
City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-07               5.50              5,780,000                6,144,545
   01-01-12               5.50              5,000,000                5,595,400
Clark County
  Refunding Revenue Bonds
  Series 2001B (AMBAC)
   12-01-12               5.25              2,565,000                2,860,514
Energy Northwest
  Refunding Revenue Bonds
  Columbia Generating
  Series 2001A (FSA)
   07-01-17               5.50             10,000,000               10,985,200
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2001A (FSA)
   07-01-18               5.50             21,500,000               23,513,259
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (FSA)
   07-01-16               6.00             10,000,000               11,452,300
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (AMBAC)
   07-01-16               6.00              7,000,000                8,016,610
Everett
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   07-01-15               5.00              1,800,000                1,943,118
   07-01-16               5.00              1,890,000                2,027,460
King County
  Pre-refunded Limited General
  Obligation Bonds
  Series 2002 Escrowed to Maturity
   12-01-13               5.50              1,385,000                1,587,958
King County
  Un-refunded Limited General
  Obligation Bonds
  Series 2002
   12-01-13               5.50             12,925,000               14,638,338
King County School District #414
  Lake Washington
  Unlimited General Obligation
  Refunding Bonds
  Series 1998
   12-01-07               5.00              6,835,000                7,308,734
Lewis County Public Utility District #1
  Refunding Revenue Bonds
  Series 2003 (XLCA)
   10-01-10               5.00              3,620,000                3,933,673
Snohomish County Public Utility District #1
  Refunding Revenue Bonds
  Generation System
  Series 1986A Escrowed to Maturity
   01-01-20               5.00             17,750,000               19,469,797
Spokane Public Facilities District
  Revenue Bonds
  Series 2003 (MBIA)
   12-01-28               5.75              3,195,000                3,520,027

See accompanying notes to investments in securities.

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40   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Washington (cont.)
State of Washington
  Limited General Obligation
  Refunding Revenue Bonds
  Various Purpose
  Series 2002R (MBIA)
   01-01-16               5.00%           $15,000,000              $15,925,650
State of Washington
  Unlimited General Obligation Bonds
  1st Series 2000 Inverse Floater
   07-01-18              13.31              4,010,000(g)             5,254,143
State of Washington
  Unlimited General Obligation Bonds
  2nd Series 2000 Inverse Floater
   07-01-19              13.29              3,975,000(g)             5,182,883
State of Washington
  Unlimited General Obligation Bonds
  Series 2000B
   01-01-25               6.00              5,000,000                5,548,400
Washington Multnomah & Yamhill Counties
  Unlimited General Obligation Revenue Bonds
  Hillsboro District
  Series 2001 (MBIA)
   06-01-11               5.00              2,995,000                3,297,795
Washington Public Power Supply System
  Revenue Bonds
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (FSA)
   07-01-11               5.75             10,000,000               11,281,600
Total                                                              178,201,587

West Virginia (0.2%)
West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29               5.00              7,500,000                7,605,600

Wisconsin (0.3%)
Dane County
  Unlimited General Obligation Bonds
  Series 2002B
   06-01-09               5.00              2,860,000                3,103,844
   06-01-10               5.00              2,955,000                3,217,936
State of Wisconsin
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2000C
   05-01-15               5.30              2,000,000                2,221,800
State of Wisconsin
  Unlimited General Obligation Bonds
  Series 2000A
   05-01-07               5.50              4,285,000                4,590,134
Total                                                               13,133,714

Wyoming (0.1%)
Wyoming Community Development Authority
  Revenue Bonds
  Series 2001 Inverse Floater (FSA) A.M.T.
   12-01-21              12.43              3,730,000(g)             4,104,156
Wyoming Community Development Authority
  Revenue Bonds
  Series 2002 Inverse Floater A.M.T.
   06-01-33              13.09              1,545,000(g)             1,635,800
Total                                                                5,739,956

Total municipal bonds
(Cost: $3,846,512,515)                                          $4,009,096,113

Municipal notes (2.7%)
Issuer (e,i,j)         Effective             Principal                Value(a)
                         Yield                amount

Alabama (--%)
Phenix City Industrial Development Board
  Revenue Bonds
  Mead Coated Board Project
  Series 1993A
  (Bank of Nova Scotia) A.M.T.
   06-01-28               1.66%            $1,300,000               $1,300,000

Alaska (--%)
North Slope Boro
  Revenue Bonds
  BP Exploration Alaska Project
  V.R.D.B. Series 2001 A.M.T.
   07-01-25               1.75                900,000                  900,000

California (0.6%)
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2002B (Lloyds TSB Bank)
  FSA A.M.T.
   08-01-33               1.79              8,970,000                8,970,000

See accompanying notes to investments in securities.

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41   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer (e,i,j)         Effective             Principal                Value(a)
                         Yield                amount

California (cont.)
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2002R MBIA A.M.T.
   08-01-32               1.66%              $300,000                 $300,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2003U
  FSA A.M.T.
   02-01-32               1.70             10,600,000               10,600,000
California Pollution Control Financing Authority
  Refunding Revenue Bonds
  Pacific Gas & Electric
  V.R.D.B. Series 1997B (Bank One) A.M.T.
   11-01-26               1.73              4,400,000                4,400,000
Total                                                               24,270,000

Georgia (0.1%)
Athens-Clarke County Unified Government
  Development Authority
  Revenue Bonds
  University of Georgia Athletic
  Association Project
  V.R.D.B. Series 2003 (Bank of America)
   08-01-33               1.68              3,400,000                3,400,000

Illinois (--%)
Illinois Finance Authority
  Revenue Bonds
  Jewish Federation of Metropolitan
  Chicago Projects
  V.R.D.B. Series 2002
  (JPMorgan Chase Bank) AMBAC
   09-01-32               1.68              2,000,000                2,000,000

Massachusetts (--%)
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Asset Program
  V.R.D.B. Series 1985E (Fleet National Bank)
   01-01-35               1.68              1,100,000                1,100,000

Minnesota (--%)
Minnesota School District Capital Equipment
  Borrowing Program
  Unlimited Government Obligation Notes
  Anticipation Certificates
  Series 2004A
   09-02-05               2.07              2,000,000                2,013,680

Nevada (0.1%)
County of Clark
  Revenue Bonds
  Sub Lien
  Series 2001A (Landesbank Baden-Wuerttemberg)
  FGIC A.M.T.
   07-01-36               1.70              2,400,000                2,400,000

New Mexico (--%)
Farmington
  Refunding Revenue Bonds
  Arizona Public Service Company
  Series 1994A (Barclays Bank)
   05-01-24               1.69                300,000                  300,000

New York (0.4%)
New York City Industrial Development Agency
  Revenue Bonds
  Liberty-1 Bryant Park LLC
  V.R.D.B. Series 2004B (Bank of America)
   11-01-39               1.70             16,100,000               16,100,000

North Carolina (0.2%)
Halifax County Industrial Facilities &
  Pollution Control Financing Authority
  Revenue Bonds
  Westmoreland-Hadson Partners
  Series 1991 (Dexia Capital Local) A.M.T.
   12-01-19               1.71              7,000,000                7,000,000


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer (e,i,j)         Effective             Principal                Value(a)
                         Yield                amount

Ohio (0.3%)
Ohio State Water Development Authority
  Revenue Bonds
  Ohio Edison Company Project
  V.R.D.B. Series 1988B
  (Wachovia Bank) A.M.T.
   09-01-18               1.76%           $10,000,000              $10,000,000
State of Ohio
  Revenue Bonds
  BP Exploration & Oil Project
  V.R.D.B. Series 1999
   08-01-34               1.76              1,900,000                1,900,000
Total                                                               11,900,000

Tennessee (0.2%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing Tennessee Municipal Bond Fund
  V.R.D.B. Series 2001 (Bank of America)
   07-01-31               1.68              2,620,000                2,620,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing Tennessee Municipal Bond Fund
  V.R.D.B. Series 2003 (Bank of America)
   01-01-33               1.68              1,100,000                1,100,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Lien Pool
  V.R.D.B. Series 2002 (Bank of America)
   04-01-32               1.68              4,075,000                4,075,000
Total                                                                7,795,000

Texas (0.8%)
Bell County Health Facility Development Corporation
  Revenue Bonds
  Hospital Scott & White
  V.R.D.B. Series 2001 MBIA
  (Westdeutsche Landesbank)
   08-15-31               1.68              5,300,000                5,300,000
Guadalupe-Blanco River Authority
  Refunding Revenue Bonds
  Central Power & Light Company Project
  Series 1995 (Barclays Bank)
   11-01-15               1.68              1,500,000                1,500,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  Methodist Hospital
  V.R.D.B. Series 2002
   12-01-32               1.68             12,300,000               12,300,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  Texas Medical Center Project
  V.R.D.B. Series 1999B
  (JPMorgan Chase Bank) FSA
   05-15-29               1.68              1,500,000                1,500,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.B. Series 1999 (Bank One Texas)
   07-01-34               1.68              6,200,000                6,200,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.B. Series 2002 (JPMorgan Chase Bank)
   07-01-37               1.68              6,700,000                6,700,000
Total                                                               33,500,000

Total municipal notes
(Cost: $113,986,753)                                              $113,978,680

Total investments in securities
(Cost: $3,960,499,268)(n)                                       $4,123,074,793

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,500,000.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The Portfolio is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.5% of net assets at Nov. 30, 2004.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2004. At Nov. 30, 2004, the value of inverse floaters represented 4.5% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(i) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --  ACA Financial Guaranty Corporation
      AMBAC       --  American Municipal Bond Association Corporation
      BIG         --  Bond Investors Guarantee
      CGIC        --  Capital Guaranty Insurance Company
      FGIC        --  Financial Guaranty Insurance Company
      FHA         --  Federal Housing Authority
      FNMA        --  Federal National Mortgage Association
      FHLMC       --  Federal Home Loan Mortgage Corporation
      FSA         --  Financial Security Assurance
      GNMA        --  Government National Mortgage Association
      MBIA        --  MBIA Insurance Corporation
      XLCA        --  XL Capital Assurance

(j)  The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --  Alternative Minimum Tax -- At of Nov. 30, 2004, the
                      value of securities subject to alternative minimum tax represented 6.9% of net assets.

      B.A.N.      --  Bond Anticipation Note

      C.P.        --  Commercial Paper

      R.A.N.      --  Revenue Anticipation Note

      T.A.N.      --  Tax Anticipation Note

      T.R.A.N.    --  Tax & Revenue Anticipation Note

      V.R.        --  Variable Rate

      V.R.D.B.    --  Variable Rate Demand Bond

      V.R.D.N.    --  Variable Rate Demand Note

(k) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

--------------------------------------------------------------------------------
44   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

(l)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 2004, is as follows:

      Security                                       Acquisition          Cost
                                                        dates
      Anoka County Housing & Redevelopment Authority
           Revenue Bonds
           Epiphany Assisted Living LLC Project
           Series 1999
              7.40% 2029                              11-22-99      $3,952,520
      Contra Costa County
           Revenue Bonds
           Cypress Meadows Project
           Series 1998E A.M.T.
              7.00% 2028                              09-21-98       5,000,000
      County of Carbon
           Refunding Revenue Bonds
           Sunnyside Cogeneration
           Series 1999A A.M.T.
              7.10% 2023                              08-31-99      12,840,000
      County of Carbon
           Refunding Revenue Bonds
           Sunnyside Cogeneration
           Series 1999B A.M.T.
              0.50% 2024                              08-31-99       3,920,000
      Eagle Mountain
           Special Assessment Bonds
           Special Improvement District #2000-1
           Series 2001
              8.25% 2021                              04-26-01       6,225,795
      Hastings Housing & Redevelopment Authority
           Revenue Bonds
           Arbor Oaks Assisted Living Project
           Series 2000A
              8.25% 2032                              09-11-00       5,685,000
      Maplewood
           Revenue Bonds
           Care Institute
           Series 1994
              7.75% 2024                              03-02-94       7,772,640
      Michigan Strategic Fund
           Refunding Revenue Bonds
           Environmental Improvement
           Crown Paper Company
           Series 1997B
              6.25% 2012                              08-26-97       1,100,000
      Minnesota Business Academy
           Taxable Capital Appreciation Notes
           Zero Coupon Series 2002
              6.00% 2007                              09-30-02         262,670

--------------------------------------------------------------------------------
45   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

      Security                                       Acquisition          Cost
                                                        dates
      New Hampshire Business Finance Authority
           Refunding Revenue Bonds
           Crown Paper Company Project
           Series 1996
              7.75% 2022                              07-15-96      $4,255,000
      Oxford Municipal Improvement District #1
           Special Assessment Bonds
           Cidar Ridge Project
           Series 2001
              8.50% 2016                              08-23-01      11,870,000
      St. Paul Housing & Redevelopment Authority
           Revenue Bonds
           Minnesota Business Academy Project
           Series 2000
              8.00% 2030                              03-09-00       4,375,485
      Tri-Pointe Commercial Metropolitan District
           Limited General Obligation Bonds
           Series 2000
              7.75% 2019                              11-22-00       8,996,692

(m) Until December 2006, interest income is accrued on the original principal at an annual rate of 28.95%. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(n) At Nov. 30, 2004, the cost of securities for federal income tax purposes was $3,957,743,911 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $199,328,093
      Unrealized depreciation                                      (33,997,211)
                                                                   -----------
      Net unrealized appreciation                                 $165,330,882
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
46   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

Nov. 30, 2004
Assets
Investments in securities, at value (Note 1)
     (identified cost $3,960,499,268)                                                     $4,123,074,793
Accrued interest receivable                                                                   68,839,099
Receivable for investment securities sold                                                      9,463,164
                                                                                               ---------
Total assets                                                                               4,201,377,056
                                                                                           -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                191,807
Payable for securities purchased on a forward-commitment basis (Note 1)                        6,500,000
Accrued investment management services fee                                                        51,775
Other accrued expenses                                                                            93,952
                                                                                                  ------
Total liabilities                                                                              6,837,534
                                                                                               ---------
Net assets                                                                                $4,194,539,522
                                                                                          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
47   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Statement of operations
Tax-Free High Yield Portfolio

Year ended Nov. 30, 2004
Investment income
Income:
Interest                                                                                    $213,979,508
                                                                                            ------------
Expenses (Note 2):
Investment management services fee                                                            20,079,644
Compensation of board members                                                                     22,648
Custodian fees                                                                                   231,682
Audit fees                                                                                        37,500
Other                                                                                             94,717
                                                                                                  ------
Total expenses                                                                                20,466,191
                                                                                              ----------
Investment income (loss) -- net                                                              193,513,317
                                                                                             -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                    14,330,896
Net change in unrealized appreciation (depreciation) on investments                          (57,299,320)
                                                                                             -----------
Net gain (loss) on investments                                                               (42,968,424)
                                                                                             -----------
Net increase (decrease) in net assets resulting from operations                             $150,544,893
                                                                                            ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
Tax-Free High Yield Portfolio

Year ended Nov. 30,                                                                        2004                     2003
Operations
Investment income (loss) -- net                                                      $  193,513,317          $  232,479,657
Net realized gain (loss) on investments                                                  14,330,896              35,100,073
Net change in unrealized appreciation (depreciation) on investments                     (57,299,320)             46,777,876
                                                                                        -----------              ----------
Net increase (decrease) in net assets resulting from operations                         150,544,893             314,357,606
                                                                                        -----------             -----------
Proceeds from contributions                                                              54,654,729              76,569,328
Fair value of withdrawals                                                              (686,842,098)           (601,947,716)
                                                                                       ------------            ------------
Net contributions (withdrawals) from partners                                          (632,187,369)           (525,378,388)
                                                                                       ------------            ------------
Total increase (decrease) in net assets                                                (481,642,476)           (211,020,782)
Net assets at beginning of year                                                       4,676,181,998           4,887,202,780
                                                                                      -------------           -------------
Net assets at end of year                                                            $4,194,539,522          $4,676,181,998
                                                                                     ==============          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
49   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

Tax-Free High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium and higher quality municipal bonds and other debt obligations whose interest may be exempt from federal income tax. The Portfolio may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower-quality bonds, often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable-quality. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

--------------------------------------------------------------------------------
50   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Portfolio may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Portfolio may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Portfolio will realize a gain or loss when the swap is terminated. The Portfolio did not enter into any swap agreements for the year ended Nov. 30, 2004.

Illiquid securities

At Nov. 30, 2004, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 2004 was $50,856,119 representing 1.21% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------
51   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2004, the Portfolio has entered into outstanding when-issued securities of $6,500,000.

Guarantees and indemnifications

Under the Portfolio's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, certain of the Portfolio's contracts with its service providers contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets that declines from 0.49% to 0.36% annually as the Portfolio's assets increase.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

--------------------------------------------------------------------------------
52   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $946,905,887 and $1,320,388,902, respectively, for the year ended Nov. 30, 2004. Realized gains and losses are determined on an identified cost basis.

4. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended Nov. 30,                                                2004      2003     2002    2001        2000
Ratio of expenses to average daily net assets(a)                            .46%      .45%     .45%    .45%        .45%
Ratio of net investment income (loss) to average daily net assets          4.31%     4.79%    5.58%   5.99%       6.25%
Portfolio turnover rate (excluding short-term securities)                    22%       44%      37%     37%         15%
Total return(b)                                                            3.46%     6.61%    5.17%   7.28%       7.05%

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
53   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD OF TRUSTEES AND UNITHOLDERS

TAX-FREE INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2004, and the financial highlights for each of the years in the five-year period ended November 30, 2004. These financial statements and the financial highlights are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio as of November 30, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 20, 2005

--------------------------------------------------------------------------------
54   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund

Nov. 30, 2004
Assets
Investment in Portfolio (Note 1)                                                                             $4,194,411,181
Capital shares receivable                                                                                           155,217
                                                                                                                    -------
Total assets                                                                                                  4,194,566,398
                                                                                                              -------------
Liabilities
Dividends payable to shareholders                                                                                 2,506,602
Capital shares payable                                                                                              243,281
Accrued distribution fee                                                                                             34,399
Accrued transfer agency fee                                                                                           2,502
Accrued administrative services fee                                                                                   3,689
Other accrued expenses                                                                                              201,100
                                                                                                                    -------
Total liabilities                                                                                                 2,991,573
                                                                                                                  ---------
Net assets applicable to outstanding capital stock                                                           $4,191,574,825
                                                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $    9,491,627
Additional paid-in capital                                                                                    4,025,453,879
Undistributed net investment income                                                                               2,578,596
Accumulated net realized gain (loss) (Note 4)                                                                    (8,521,248)
Unrealized appreciation (depreciation) on investments                                                           162,571,971
                                                                                                                -----------
Total -- representing net assets applicable to outstanding capital stock                                     $4,191,574,825
                                                                                                             ==============
Net assets applicable to outstanding shares:                  Class A                                        $3,913,819,641
                                                              Class B                                        $  249,987,882
                                                              Class C                                        $   27,765,310
                                                              Class Y                                        $        1,992
Net asset value per share of outstanding capital stock:       Class A shares          886,250,598            $         4.42
                                                              Class B shares           56,626,191            $         4.41
                                                              Class C shares            6,285,479            $         4.42
                                                              Class Y shares                  451            $         4.42
                                                                                              ---            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
55   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Statement of operations
AXP High Yield Tax-Exempt Fund

Year ended Nov. 30, 2004
Investment income
Income:
Interest                                                                                                       $213,974,736
                                                                                                               ------------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                                20,465,609
Distribution fee
     Class A                                                                                                     10,363,982
     Class B                                                                                                      2,912,090
     Class C                                                                                                        293,295
Transfer agency fee                                                                                               1,868,360
Incremental transfer agency fee
     Class A                                                                                                        180,398
     Class B                                                                                                         28,150
     Class C                                                                                                          3,378
Service fee -- Class Y                                                                                                    3
Administrative services fees and expenses                                                                         1,447,459
Compensation of board members                                                                                        15,065
Printing and postage                                                                                                495,530
Registration fees                                                                                                    78,900
Audit fees                                                                                                           12,500
Other                                                                                                                55,513
                                                                                                                     ------
Total expenses                                                                                                   38,220,232
     Earnings credits on cash balances (Note 2)                                                                     (67,408)
                                                                                                                    -------
Total net expenses                                                                                               38,152,824
                                                                                                                 ----------
Investment income (loss) -- net                                                                                 175,821,912
                                                                                                                -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                       14,331,856
Net change in unrealized appreciation (depreciation) on investments                                             (57,299,091)
                                                                                                                -----------
Net gain (loss) on investments                                                                                  (42,967,235)
                                                                                                                -----------
Net increase (decrease) in net assets resulting from operations                                                $132,854,677
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
56   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
AXP High Yield Tax-Exempt Fund

Year ended Nov. 30,                                                                        2004                     2003
Operations and distributions
Investment income (loss) -- net                                                      $  175,821,912          $  213,223,431
Net realized gain (loss) on investments                                                  14,331,856              35,100,026
Net change in unrealized appreciation (depreciation) on investments                     (57,299,091)             46,775,916
                                                                                        -----------              ----------
Net increase (decrease) in net assets resulting from operations                         132,854,677             295,099,373
                                                                                        -----------             -----------
Distributions to shareholders from:
     Net investment income
        Class A                                                                        (165,461,555)           (196,732,371)
        Class B                                                                          (9,421,820)            (12,617,982)
        Class C                                                                            (948,181)             (1,095,403)
        Class Y                                                                                 (83)               (143,971)
                                                                                       ------------            ------------
Total distributions                                                                    (175,831,639)           (210,589,727)
                                                                                       ------------            ------------
Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Note 2)                                                            240,452,201             304,504,767
     Class B shares                                                                      18,806,007              45,786,374
     Class C shares                                                                       5,510,255              11,190,030
     Class Y shares                                                                              --              24,598,876
Reinvestment of distributions at net asset value
     Class A shares                                                                     117,789,399             137,086,554
     Class B shares                                                                       7,257,009               9,548,181
     Class C shares                                                                         816,084                 915,465
Payments for redemptions
     Class A shares                                                                    (725,538,235)           (701,141,472)
     Class B shares (Note 2)                                                            (91,973,240)            (96,949,243)
     Class C shares (Note 2)                                                             (8,643,882)             (9,718,637)
     Class Y shares                                                                              --             (24,669,536)
                                                                                       ------------            ------------
Increase (decrease) in net assets from capital share transactions                      (435,524,402)           (298,848,641)
                                                                                       ------------            ------------
Total increase (decrease) in net assets                                                (478,501,364)           (214,338,995)
Net assets at beginning of year                                                       4,670,076,189           4,884,415,184
                                                                                      -------------           -------------
Net assets at end of year                                                            $4,191,574,825          $4,670,076,189
                                                                                     ==============          ==============
Undistributed net investment income                                                  $    2,578,596          $    2,590,195
                                                                                     --------------          --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
57   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

AXP High Yield Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio

The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium and higher quality municipal bonds and other debt obligations whose interest may be exempt from federal income tax. The Portfolio may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower-quality bonds, often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable-quality.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 2004 was 99.99%.

--------------------------------------------------------------------------------
58   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

All securities held by the Portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $1,872 and accumulated net realized loss has been decreased by $1,872.

--------------------------------------------------------------------------------
59   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended Nov. 30,                                    2004           2003
Class A
Distributions paid from:
   Ordinary income -- tax-exempt distributions*    $165,461,555   $196,732,371
   Long-term capital gain                                    --             --
Class B
Distributions paid from:
   Ordinary income -- tax-exempt distributions*       9,421,820     12,617,982
   Long-term capital gain                                    --             --
Class C
Distributions paid from:
   Ordinary income -- tax-exempt distributions*         948,181      1,095,403
   Long-term capital gain                                    --             --
Class Y
Distributions paid from:
   Ordinary income -- tax-exempt distributions*              83        143,971
   Long-term capital gain                                    --             --

* Tax-exempt distributions were 99.90% and 99.51% for the years ended 2004 and 2003, respectively.

At Nov. 30, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                   $  2,492,465
Accumulated long-term gain (loss)                                 $ (3,778,031)
Unrealized appreciation (depreciation)                            $160,421,487

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.04% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------
60   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,777,408 for Class A, $343,195 for Class B and $10,631 for Class C for the year ended Nov. 30, 2004.

During the year ended Nov. 30, 2004, the Fund's transfer agency fees were reduced by $67,408 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                            Year ended Nov. 30, 2004
                                              Class A         Class B        Class C     Class Y
Sold                                       53,950,693       4,227,468      1,232,024          --
Issued for reinvested distributions        26,487,370       1,632,397        183,460          --
Redeemed                                 (163,530,994)    (20,804,053)    (1,945,490)         --
                                         ------------     -----------     ----------  ----------
Net increase (decrease)                   (83,092,931)    (14,944,188)      (530,006)         --
                                         ------------     -----------     ----------  ----------

                                                            Year ended Nov. 30, 2003
                                              Class A         Class B        Class C     Class Y
Sold                                       68,279,982      10,289,290      2,514,255   5,553,083
Issued for reinvested distributions        30,828,048       2,148,009        205,798          --
Redeemed                                 (157,854,968)    (21,657,073)    (2,184,225) (5,553,083)
                                         ------------     -----------     ----------  ----------
Net increase (decrease)                   (58,746,938)     (9,219,774)       535,828          --
                                         ------------     -----------     ----------  ----------

--------------------------------------------------------------------------------
61   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $3,778,031 at Nov. 30, 2004, that if not offset by capital gains will expire as follows:

                             2007                         2008
                          $3,757,482                     $20,549

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended Nov. 30, 2004.

--------------------------------------------------------------------------------
62   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000
Net asset value, beginning of period                                       $4.46      $4.38       $4.41     $4.36    $4.34
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .18        .20         .23       .25      .25
Net gains (losses) (both realized and unrealized)                           (.04)       .07        (.03)      .06      .02
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .14        .27         .20       .31      .27
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.18)      (.19)       (.23)     (.26)    (.25)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.42      $4.46       $4.38     $4.41    $4.36
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $3,914     $4,321      $4,503    $4,645   $4,582
Ratio of expenses to average daily net assets(b)                            .80%       .79%        .79%      .80%     .79%
Ratio of net investment income (loss) to average daily net assets          3.98%      4.46%       5.26%     5.66%    5.93%
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(c)                                                            3.15%      6.39%       4.71%     7.09%    6.55%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
63   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000
Net asset value, beginning of period                                       $4.46      $4.38       $4.41     $4.36    $4.34
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .15        .17         .20       .22      .22
Net gains (losses) (both realized and unrealized)                           (.05)       .07        (.03)      .05      .02
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .10        .24         .17       .27      .24
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.15)      (.16)       (.20)     (.22)    (.22)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.41      $4.46       $4.38     $4.41    $4.36
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $250       $319        $354      $324     $281
Ratio of expenses to average daily net assets(b)                           1.55%      1.55%       1.55%     1.56%    1.55%
Ratio of net investment income (loss) to average daily net assets          3.23%      3.70%       4.49%     4.89%    5.18%
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(c)                                                            2.14%      5.60%       3.93%     6.28%    5.75%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
64   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000(b)
Net asset value, beginning of period                                       $4.46      $4.38       $4.41     $4.36    $4.29
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .15        .17         .20       .22      .09
Net gains (losses) (both realized and unrealized)                           (.04)       .07        (.03)      .05      .07
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .11        .24         .17       .27      .16
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.15)      (.16)       (.20)     (.22)    (.09)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.42      $4.46       $4.38     $4.41    $4.36
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $28        $30         $28       $14       $2
Ratio of expenses to average daily net assets(c)                           1.55%      1.56%       1.55%     1.56%    1.55%(d)
Ratio of net investment income (loss) to average daily net assets          3.23%      3.70%       4.46%     4.93%    5.28%(d)
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(e)                                                            2.37%      5.59%       3.93%     6.29%    3.90%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
65   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000
Net asset value, beginning of period                                       $4.46      $4.38       $4.42     $4.38    $4.35
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .18        .21         .24       .26      .26
Net gains (losses) (both realized and unrealized)                           (.04)       .07        (.04)      .04      .03
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .14        .28         .20       .30      .29
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.18)      (.20)       (.24)     (.26)    (.26)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.42      $4.46       $4.38     $4.42    $4.38
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $--        $--         $--       $--       $4
Ratio of expenses to average daily net assets(b)                            .66%       .64%        .63%      .64%     .64%
Ratio of net investment income (loss) to average daily net assets          4.07%      4.44%       6.29%     5.66%    6.14%
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(c)                                                            3.28%      6.51%       4.62%     6.91%    6.92%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
66   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP HIGH YIELD TAX-EXEMPT SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP High Yield Tax-Exempt Fund (a series of AXP High Yield Tax-Exempt Series, Inc.) as of November 30, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2004, and the financial highlights for each of the years in the five-year period ended November 30, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP High Yield Tax-Exempt Fund as of November 30, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 20, 2005

--------------------------------------------------------------------------------
67   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP High Yield Tax-Exempt Fund
Fiscal year ended Nov. 30, 2004

Class A

Income distributions -- 99.90% are tax-exempt.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.01583
Jan. 26, 2004                                                            0.01713
Feb. 25, 2004                                                            0.01479
March 26, 2004                                                           0.01441
April 26, 2004                                                           0.01510
May 26, 2004                                                             0.01555
June 25, 2004                                                            0.01497
July 26, 2004                                                            0.01493
Aug. 25, 2004                                                            0.01409
Sept. 24, 2004                                                           0.01411
Oct. 25, 2004                                                            0.01444
Nov. 24, 2004                                                            0.01392
Total distributions                                                     $0.17927

Class B

Income distributions -- 99.90% are tax-exempt.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.01296
Jan. 26, 2004                                                            0.01387
Feb. 25, 2004                                                            0.01202
March 26, 2004                                                           0.01163
April 26, 2004                                                           0.01225
May 26, 2004                                                             0.01285
June 25, 2004                                                            0.01219
July 26, 2004                                                            0.01208
Aug. 25, 2004                                                            0.01134
Sept. 24, 2004                                                           0.01134
Oct. 25, 2004                                                            0.01157
Nov. 24, 2004                                                            0.01115
Total distributions                                                     $0.14525

--------------------------------------------------------------------------------
68   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Class C

Income distributions -- 99.90% are tax-exempt.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.01295
Jan. 26, 2004                                                            0.01386
Feb. 25, 2004                                                            0.01211
March 26, 2004                                                           0.01162
April 26, 2004                                                           0.01223
May 26, 2004                                                             0.01285
June 25, 2004                                                            0.01218
July 26, 2004                                                            0.01211
Aug. 25, 2004                                                            0.01134
Sept. 24, 2004                                                           0.01134
Oct. 25, 2004                                                            0.01157
Nov. 24, 2004                                                            0.01114
Total distributions                                                     $0.14530

Class Y

Income distributions -- 99.90% are tax-exempt.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.01627
Jan. 26, 2004                                                            0.01769
Feb. 25, 2004                                                            0.01514
March 26, 2004                                                           0.01492
April 26, 2004                                                           0.01550
May 26, 2004                                                             0.01605
June 25, 2004                                                            0.01550
July 26, 2004                                                            0.01534
Aug. 25, 2004                                                            0.01456
Sept. 24, 2004                                                           0.01454
Oct. 25, 2004                                                            0.01492
Nov. 24, 2004                                                            0.01434
Total distributions                                                     $0.18477

Source of distributions

For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for 2004 was 10.25%.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
69   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2004 are listed below.

Alabama                 0.739%                     Nebraska               0.419%
Alaska                  0.477                      Nevada                 0.514
Arizona                 1.490                      New Hampshire          0.003
Arkansas                0.291                      New Jersey             1.907
California             16.704                      New Mexico             0.615
Colorado                5.237                      New York               9.291
Connecticut             2.583                      North Carolina         4.335
Florida                 5.652                      Ohio                   2.415
Georgia                 1.556                      Oklahoma               0.305
Hawaii                  2.348                      Oregon                 0.550
Idaho                   0.010                      Pennsylvania           1.751
Illinois                5.309                      Puerto Rico            1.455
Indiana                 0.842                      South Carolina         1.516
Iowa                    0.394                      South Dakota           0.809
Kansas                  0.411                      Tennessee              0.567
Kentucky                0.205                      Texas                  5.991
Louisiana               0.525                      Utah                   2.531
Maine                   0.268                      Vermont                0.094
Maryland                1.660                      Virginia               1.677
Massachusetts           2.486                      Washington             4.550
Michigan                2.615                      Washington, DC         0.543
Minnesota               3.872                      West Virginia          0.043
Mississippi             1.158                      Wisconsin              0.351
Missouri                0.421                      Wyoming                0.515

--------------------------------------------------------------------------------
70   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2004.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
71   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

                                                          Beginning            Ending                  Expenses paid
                                                        account value       account value            during the period
                                                        June 1, 2004        Nov. 30, 2004       June 1, 2004-Nov. 30, 2004
Class A
   Actual(a)                                               $1,000             $1,036.50                  $4.14(b)
   Hypothetical (5% return before expenses)                $1,000             $1,021.34                  $4.11(b)
Class B
   Actual(a)                                               $1,000             $1,030.20                  $8.05(c)
   Hypothetical (5% return before expenses)                $1,000             $1,017.48                  $8.00(c)
Class C
   Actual(a)                                               $1,000             $1,032.50                  $8.06(d)
   Hypothetical (5% return before expenses)                $1,000             $1,017.48                  $8.00(d)
Class Y
   Actual(a)                                               $1,000             $1,034.80                  $3.41(e)
   Hypothetical (5% return before expenses)                $1,000             $1,022.06                  $3.39(e)

(a) Based on the actual return for the six months ended Nov. 30, 2004: +3.65% for Class A, +3.02% for Class B, +3.25% for Class C and +3.48% for Class Y.

(b) Expenses are equal to the Fund's Class A annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 186/366 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class B annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 186/366 (to reflect the one-half year period).

(d) Expenses are equal to the Fund's Class C annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 186/366 (to reflect the one-half year period).

(e) Expenses are equal to the Fund's Class Y annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 186/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------
72   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age               Position        Principal occupation during     Other directorships
                                 held  with      past five years
                                 Fund and
                                 length of
                                 service
-------------------------------- --------------- ------------------------------- --------------------------------
Arne H. Carlson                  Board member    Chair, Board Services
901 S. Marquette Ave.            since 1999      Corporation (provides
Minneapolis, MN 55402                            administrative services to
Age 70                                           boards). Former Governor  of
                                                 Minnesota
-------------------------------- --------------- ------------------------------- --------------------------------
Philip J. Carroll, Jr.           Board member    Retired Chairman and CEO,       Scottish Power PLC, Vulcan
901 S. Marquette Ave.            since 2002      Fluor Corporation               Materials Company, Inc.
Minneapolis, MN 55402                            (engineering and                (construction
Age 67                                           construction) since 1998        materials/chemicals)
-------------------------------- --------------- ------------------------------- --------------------------------
Livio D. DeSimone                Board member    Retired Chair of the Board      Cargill, Incorporated
30 Seventh Street East           since 2001      and  Chief Executive Officer,   (commodity merchants and
Suite 3050                                       Minnesota Mining and            processors), General Mills,
St. Paul, MN 55101-4901                          Manufacturing (3M)              Inc. (consumer foods), Vulcan
Age 70                                                                           Materials Company
                                                                                 (construction materials/
                                                                                 chemicals), Milliken & Company
                                                                                 (textiles and chemicals), and
                                                                                 Nexia Biotechnologies, Inc.
-------------------------------- --------------- ------------------------------- --------------------------------
Patricia M. Flynn                Board member    Trustee Professor of            BostonFed Bancorp, Inc.
901 S. Marquette Ave.            since 2004      Economics and Management,       (holding company) and its
Minneapolis, MN 55402                            Bentley College since 2002;     subsidiary Boston Federal
Age 53                                           former Dean, McCallum           Savings Bank
                                                 Graduate School of Business,
                                                 Bentley College from 1999 to
                                                 2002
-------------------------------- --------------- ------------------------------- --------------------------------
Anne P. Jones                    Board member    Attorney and Consultant
901 S. Marquette Ave.            since 1985
Minneapolis, MN 55402
Age 69
-------------------------------- --------------- ------------------------------- --------------------------------
Stephen R. Lewis, Jr.*           Board member    Retired President and           Valmont Industries, Inc.
901 S. Marquette Ave.            since 2002      Professor of Economics,         (manufactures irrigation
Minneapolis, MN 55402                            Carleton College                systems)
Age 65
-------------------------------- --------------- ------------------------------- --------------------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of Bank of America Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
73   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age               Position        Principal occupation during     Other directorships
                                 held  with      past five years
                                 Fund and
                                 length of
                                 service
-------------------------------- --------------- ------------------------------- --------------------------------
Catherine James Paglia           Board member    Director, Enterprise Asset       Strategic Distribution, Inc.
901 S. Marquette Ave.            since 2004      Management, Inc. (private real   (transportation, distribution
Minneapolis, MN 55402                            estate and asset management      and logistics consultants)
Age 52                                           company) since 1999
-------------------------------- --------------- -------------------------------- -------------------------------
Alan K. Simpson                  Board member    Former three-term United
1201 Sunshine Ave.               since 1997      States Senator for Wyoming
Cody, WY 82414
Age 73
-------------------------------- --------------- -------------------------------- -------------------------------
Alison Taunton-Rigby             Board member    Founder and Chief Executive      Hybridon, Inc. (biotechnology)
901 S. Marquette Ave.            since 2002      Officer, RiboNovix, Inc. since
Minneapolis, MN 55402                            2004; President, Forester
Age 60                                           Biotech since 2000; prior to
                                                 that, President and CEO,
                                                 Aquila Biopharmaceuticals, Inc.
-------------------------------- --------------- -------------------------------- -------------------------------

Board Member Affiliated with AEFC**

Name, address, age               Position        Principal occupation during     Other directorships
                                 held  with      past five years
                                 Fund and
                                 length of
                                 service
-------------------------------- --------------- ------------------------------- --------------------------------
William F. Truscott              Board member    Senior Vice President - Chief
53600 AXP Financial Center       since 2001,     Investment Officer of AEFC
Minneapolis, MN 55474            Vice            since 2001. Former Chief
Age 44                           President       Investment Officer and
                                 since 2002      Managing Director, Zurich
                                                 Scudder Investments
-------------------------------- --------------- -------------------------------- -------------------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
74   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age               Position        Principal occupation during     Other directorships
                                 held  with      past five years
                                 Fund and
                                 length of
                                 service
-------------------------------- --------------- ------------------------------- --------------------------------
Jeffrey P. Fox                   Treasurer       Vice President - Investment
105 AXP Financial Center         since 2002      Accounting, AEFC, since 2002;
Minneapolis, MN 55474                            Vice President - Finance,
Age 49                                           American Express Company,
                                                 2000-2002;  Vice President -
                                                 Corporate Controller, AEFC,
                                                 1996-2000
-------------------------------- --------------- -------------------------------- -------------------------------
Paula R. Meyer                   President       Senior Vice President and
596 AXP Financial Center         since 2002      General Manager - Mutual
Minneapolis, MN 55474                            Funds, AEFC, since 2002; Vice
Age 50                                           President and Managing
                                                 Director - American Express
                                                 Funds, AEFC, 2000-2002; Vice
                                                 President, AEFC,  1998-2000
-------------------------------- --------------- -------------------------------- -------------------------------
Leslie L. Ogg                    Vice            President of Board Services
901 S. Marquette Ave.            President,      Corporation
Minneapolis, MN 55402            General
Age 66                           Counsel, and
                                 Secretary
                                 since 1978
-------------------------------- --------------- -------------------------------- -------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
75   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

 (logo)
 AMERICAN
  EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Nov. 30, to KPMG LLP for professional services rendered for the audits of the annual financial statements for AXP High Yield Tax-Exempt Series, Inc. were as follows:

                        2004 - $13,069;                       2003 - $13,086

(b) Audit - Related Fees. The fees paid for the years ended Nov. 30, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for AXP High Yield Tax-Exempt Series, Inc. were as follows:

                        2004 - $949;                          2003 - $976

(c) Tax Fees. The fees paid for the years ended Nov. 30, to KPMG LLP for tax compliance related services for AXP High Yield Tax-Exempt Series, Inc. were as follows:

                        2004 - $2,495;                        2003 - $2,450

(d) All Other Fees. The fees paid for the years ended Nov. 30, to KPMG LLP for additional professional services rendered for AXP High Yield Tax-Exempt Series, Inc. were as follows:

                        2004 - None;                          2003 - None

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2004 and 2003 were pre-approved by the audit committee with the exception of the 2003 tax fees.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Nov. 30, by the registrant for non-audit services to KPMG LLP were as follows:

                        2004 - None;                          2003 - None

         The fees paid for the years ended Nov. 30, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2004 - $126,900;                      2003 - $60,890

(h) For the fees disclosed in item (g) above, 100% and 92% of the fees for services performed during 2004 and 2003, respectively, were pre-approved by the audit committee. The exception was a 2003 tax research request by the adviser on defaulted securities for $5,000. The amounts not pre-approved are compatible with maintaining KPMG LLP's independence.

* 2003 represents bills paid 12/1/02 - 11/30/03
  2004 represents bills paid 12/1/03 - 11/30/04

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP High Yield Tax-Exempt Series, Inc.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 28, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 28, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          January 28, 2005